MONEY MARKET

CHARLES SCHWAB
SCHWAB MONEY
MARKET PORTFOLIO

MONEY MARKET
FOR PERIOD ENDING DECEMBER 31, 2000
Inception Date: May 3, 1994

MARKET OVERVIEW

GROWTH PERIOD IS THE LONGEST
IN U.S. HISTORY.

The year 2000 marked the tenth year of continuing U.S. economic expansion--the longest period of continuous growth in U.S. history. The main forces behind the expansion have been high levels of consumer spending--fueled by increases in personal income, personal wealth and consumer confidence--as well as a healthy housing sector and strong investment in capital improvements by businesses. However, as the year ended, it appeared that the current ten-year cycle may have run its course.

In an effort to slow the economy while reducing inflationary pressures, the Federal Reserve Bank (the Fed) raised short-term interest rates from 5.5% to 6.5% in three separate actions during the first six months of 2000. These rate hikes proved to be effective as Q3 Gross Domestic Product (GDP) fell to 2.2%, its lowest level since Q3 1996, and well below the 5.6% rate of Q2 2000. Consumer and business spending, the main drivers of the expansion, decreased significantly later in the year and caused the economy to slow even further as reflected in the Q4 GDP release of 1.4%. Concerned about this dramatic reduction, the Fed reversed its tightening bias and reduced interest rates from 6.5% to 6.0% on January 3, 2001.


[Graphic of Auto Assembly line omitted]


--------------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performances of various asset classes during the reporting period.

[Line Graphic Omitted] Plot points are as follows:

          Lehman Aggregate     MSCI EAFE       Russell 2000      S&P 500 Index   3 Month T-Bill
             Bond Index           Index       Small-Cap Index
12/31/99       -0.06             -4.56            -3.23             -1.89            0.12
01/14/00       -0.52             -2.21             0.6              -0.28            0.2
01/21/00       -0.68             -4.39             5.82             -1.9             0.3
01/31/00       -0.01             -4.83             0.05             -7.42            0.38
02/04/00        0.12             -2.85             4.21             -2.99            0.51
02/11/00       -0.17             -2.3              6.54             -5.53            0.63
02/18/00        0.37             -3.76             8.26             -8.32            0.68
02/28/00        1.02             -3.01            10.45             -9.19            0.8
03/03/00        1.2              -0.97            18.72             -3.92            0.91
03/10/00        1                -0.99            19.84             -4.88            1.01
03/17/00        1.69             -2.17            14.09             -0.15            1.14
03/24/00        1.57             -0.25            14.01              4.14            1.25
03/31/00        2.2              -0.4              7.09              2.27            1.39
04/07/00        3.02             -1.4              7.88              3.48            1.51
04/14/00        2.95             -4.85            -9.8              -7.42            1.64
04/21/00        2.85             -5.64            -4.23             -2.1             1.7
04/30/00        1.9              -5.73             0.64             -0.81            1.85
05/05/00        0.47             -6.12             1.98             -2.16            1.99
05/12/00        0.34             -7.08            -2.33             -2.95            2.09
05/19/00        0.54            -10.41            -4.56             -3.91            2.27
05/31/00        1.64             -9.93            -8.97             -5.89            2.36
06/02/00        2.83             -3.95             2.11              1.04            2.47
06/09/00        3.15             -4.1              4.16             -0.35            2.58
06/16/00        4.02             -4.46             2.37              0.17            2.71
06/23/00        3.05             -5.35             1.75             -1.4             2.83
06/30/00        3.97             -4.62             3.05             -0.44            2.93
07/07/00        4.44             -3.74             5.17              1.23            3.02
07/14/00        4.29             -4.15             8.07              3.35            3.12
07/21/00        4.88             -6.31             4.11              1.32            3.24
07/31/00        4.87             -9.35            -2.34             -2.81            3.35
08/04/00        5.66             -9.73             0.37              0.22            3.48
08/11/00        5.85             -8.41             1.74              0.83            3.59
08/18/00        5.98             -7.68             2.82              2.19            3.72
08/31/00        6.38             -7.03             4.77              3.2             3.82
09/01/00        6.7              -6.06             8.16              4.32            3.97
09/08/00        6.62             -9.9              6.8               2.51            4.13
09/13/00        6.44            -11.95             6.02              0.54            4.26
09/22/00        6.68            -13.19             3.63             -0.63            4.38
09/30/00        7.13            -12.67             4.21             -1.4             4.5
10/06/00        7.1             -12.93            -1.84             -3.29            4.63
10/13/00        7.48            -15.54            -3.93             -5.68            4.76
10/20/00        8.05            -15.71            -2.51             -4.12            4.87
10/30/00        7.92            -14.42            -4.01             -5.3             4.98
11/03/00        7.72            -11.72             1.6              -2               5.05
11/10/00        7.93            -13.63            -3.73             -6.17            5.23
11/17/00        8.41            -14.94            -3.34             -6.05            5.37
11/30/00        8.73            -17.27            -5.49             -7.84            5.5
12/01/00        9.33            -15.87            -8.47             -9.53            5.64
12/08/00       10.36            -14.84            -3.99             -5.77            5.78
12/15/00       11.19            -15.73            -8.17             -9.74            5.9
12/22/00       11.91            -16.69            -7.16            -10.16            6.2
12/31/00       11.63            -14.17            -3.02             -9.1             6.31


S&P 500 [R] INDEX measures U.S. large-cap stocks

RUSSELL 2000(R)[R] INDEX measures U.S. small-cap stocks

THREE-MONTH TREASURY BILLS (T-BILLS) measures short-term U.S. Treasury obligations

MSCI-EAFE [R] INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

UNEMPLOYMENT HITS NEW LOWS.

After trending downward for years, unemployment fell below the 4% mark (a level once considered improbable without high inflation) in April 2000, reaching a three-decade low. After trending slightly upward during the summer months, the unemployment rate settled back to the 4% level by year end. While the unemployment rate is low by historical standards, there have been some ominous indicators pointing to a weakening labor market. The manufacturing sector shed over 60,000 jobs in December while the average hours worked in that sector declined for the third consecutive month. Additionally, reports detailing job cuts in many companies, especially in the


[Graphic of worker omitted]


technology sector, were prevalent. Consensus forecasts call for unemployment to continue to rise during the first half of 2001 as the pace of growth moderates.

STOCKS STUMBLE; MOST BONDS
POST HEALTHY RETURNS.

The equity markets continued to grow at a rapid rate as 2000 began and Y2K fears subsided. Most sectors of the stock market reached their highs in the early spring, before beginning a steady decline that continued throughout the rest of the year. The initial decline occurred when the Fed raised short-term interest rates, increasing pressure on stocks. Stocks of all sizes, both in the U.S. and overseas, posted negative returns for the




ECONOMIC FACTORS AND THEIR EFFECTS ON THE PORTFOLIO.
--------------------------------------------------------------------------------
The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.




REAL GDP GROWTH
Annualized growth rate for each quarter shown

THE U.S. ECONOMY HAS GROWN STEADILY FOR THE PAST TEN YEARS BUT SLOWED DRAMATICALLY IN THE 4TH QUARTER OF 2000. REAL GDP GREW 1.4% DURING THAT QUARTER, SIGNIFICANTLY BELOW THE 5.2% RATE DURING THE FIRST HALF OF 2000.

[Bar chart omitted] Plot points are as follows:

Mar-91                   -2
Jun-91                    2.3
Sep-91                    1
Dec-91                    2.2
Mar-92                    3.8
Jun-92                    3.8
Sep-92                    3.1
Dec-92                    5.4
Mar-93                   -0.1
Jun-93                    2.5
Sep-93                    1.8
Dec-93                    6.2
Mar-94                    3.4
Jun-94                    5.7
Sep-94                    2.2
Dec-94                    5
Mar-95                    1.5
Jun-95                    0.8
Sep-95                    3.1
Dec-95                    3.2
Mar-96                    2.9
Jun-96                    6.8
Sep-96                    2
Dec-96                    4.6
Mar-97                    4.4
Jun-97                    5.9
Sep-97                    4.2
Dec-97                    2.8
Mar-98                    6.5
Jun-98                    2.9
Sep-98                    3.4
Dec-98                    5.6
Mar-99                    3.5
Jun-99                    2.5
Sep-99                    5.7
Dec-99                    8.3
Mar-00                    4.8
Jun-00                    5.6
Sep-00                    2.2
Dec-00                    1.4


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

[Graphic of stock market floor omitted]

period. Price declines were particularly steep in technology issues as investors turned their attention to more conservative investments. The NASDAQ composite index fell from its high of 5,048.62 in March to 2,470.52 at year end, a stunning decline of over 50%. As evidence began to emerge that the economy was slowing, many companies issued earnings warnings, sparking fears over equity valuations and leading to further declines.

Yields on short-term debt securities generally increased during the reporting period, due to a combination of a robust U.S. economy and the three rate hikes imposed by the Fed in an effort to stave off inflationary threats.


During the report period, 90-day commercial paper yields reached a high of 6.62% and three-month T-bill yields reached a high of 6.40%.

While short-term interest rates generally rose during the report period, intermediate- and long-term bond rates actually fell. A major factor for bonds was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This action resulted in an inversion of the normal relationship between short-term and long-term rates, creating a situation where short-term bonds paid higher yields than long-term bonds. This scenario gave a boost to bond prices and to returns of most bond investments over the period. During the report period, the Lehman Brothers

[graphic of shopping area omitted]

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

UNEMPLOYMENT HIT A THREE-DECADE LOW OF 3.9% IN APRIL 2000. ALTHOUGH IT TRENDED UP TO 4.1% DURING THE SUMMER MONTHS, IT CLOSED THE REPORTING PERIOD AT 4%, JUST ABOVE THE THREE DECADE LOW.

[Line Chart omitted] Plot points are as follows:

Jan-91                     6.4
Feb-91                     6.6
Mar-91                     6.8
Apr-91                     6.7
May-91                     6.9
Jun-91                     6.9
Jul-91                     6.8
Aug-91                     6.9
Sep-91                     6.9
Oct-91                     7
Nov-91                     7
Dec-91                     7.3
Jan-92                     7.3
Feb-92                     7.4
Mar-92                     7.4
Apr-92                     7.4
May-92                     7.6
Jun-92                     7.8
Jul-92                     7.7
Aug-92                     7.6
Sep-92                     7.6
Oct-92                     7.3
Nov-92                     7.4
Dec-92                     7.4
Jan-93                     7.3
Feb-93                     7.1
Mar-93                     7
Apr-93                     7.1
May-93                     7.1
Jun-93                     7
Jul-93                     6.9
Aug-93                     6.8
Sep-93                     6.7
Oct-93                     6.8
Nov-93                     6.6
Dec-93                     6.5
Jan-94                     6.8
Feb-94                     6.6
Mar-94                     6.5
Apr-94                     6.4
May-94                     6.1
Jun-94                     6.1
Jul-94                     6.3
Aug-94                     6
Sep-94                     5.8
Oct-94                     5.8
Nov-94                     5.6
Dec-94                     5.5
Jan-95                     5.6
Feb-95                     5.4
Mar-95                     5.4
Apr-95                     5.8
May-95                     5.6
Jun-95                     5.6
Jul-95                     5.7
Aug-95                     5.7
Sep-95                     5.6
Oct-95                     5.5
Nov-95                     5.6
Dec-95                     5.6
Jan-96                     5.7
Feb-96                     5.5
Mar-96                     5.5
Apr-96                     5.5
May-96                     5.6
Jun-96                     5.3
Jul-96                     5.5
Aug-96                     5.1
Sep-96                     5.2
Oct-96                     5.2
Nov-96                     5.4
Dec-96                     5.4
Jan-97                     5.3
Feb-97                     5.3
Mar-97                     5.2
Apr-97                     5
May-97                     4.9
Jun-97                     5
Jul-97                     4.8
Aug-97                     4.8
Sep-97                     4.9
Oct-97                     4.7
Nov-97                     4.6
Dec-97                     4.7
Jan-98                     4.7
Feb-98                     4.6
Mar-98                     4.7
Apr-98                     4.3
May-98                     4.4
Jun-98                     4.5
Jul-98                     4.5
Aug-98                     4.5
Sep-98                     4.5
Oct-98                     4.5
Nov-98                     4.4
Dec-98                     4.4
Jan-99                     4.3
Feb-99                     4.4
Mar-99                     4.2
Apr-99                     4.3
May-99                     4.2
Jun-99                     4.3
Jul-99                     4.3
Aug-99                     4.2
Sep-99                     4.2
Oct-99                     4.1
Nov-99                     4.1
Dec-99                     4.1
Jan-00                     4
Feb-00                     4.1
Mar-00                     4.1
Apr-00                     3.9
May-00                     4.1
Jun-00                     4
Jul-00                     4
Aug-00                     4.1
Sep-00                     3.9
Oct-00                     3.9
Nov-00                     4
Dec-00                     4


This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.4% FOR THE 12 MONTHS ENDED DECEMBER 31, 2000 2.60% IF FOOD AND ENERGY ARE EXCLUDED. ECI ROSE 4.1% (FOR THE 12 MONTHS ENDED DECEMBER 31, 2000).

[Line Chart omitted] Plot points are as follows:

Date                       Consumer Price Index           Employment Cost Index
Jan-91                     5.6                                     4.6
Feb-91                     5.3                                     4.6
Mar-91                     4.9                                     4.6
Apr-91                     4.8                                     4.6
May-91                     5                                       4.6
Jun-91                     4.7                                     4.6
Jul-91                     4.4                                     4.6
Aug-91                     3.8                                     4.6
Sep-91                     3.4                                     4.3
Oct-91                     2.8                                     4.3
Nov-91                     3.1                                     4.3
Dec-91                     3                                       4.3
Jan-92                     2.7                                     4.3
Feb-92                     2.8                                     4.3
Mar-92                     3.2                                     4
Apr-92                     3.2                                     4
May-92                     3                                       4
Jun-92                     3                                       3.6
Jul-92                     3.2                                     3.6
Aug-92                     3.1                                     3.6
Sep-92                     3                                       3.5
Oct-92                     3.3                                     3.5
Nov-92                     3.1                                     3.5
Dec-92                     3                                       3.5
Jan-93                     3.2                                     3.5
Feb-93                     3.2                                     3.5
Mar-93                     3                                       3.5
Apr-93                     3.2                                     3.5
May-93                     3.2                                     3.5
Jun-93                     3                                       3.6
Jul-93                     2.8                                     3.6
Aug-93                     2.8                                     3.6
Sep-93                     2.8                                     3.6
Oct-93                     2.8                                     3.6
Nov-93                     2.7                                     3.6
Dec-93                     2.8                                     3.5
Jan-94                     2.5                                     3.5
Feb-94                     2.5                                     3.5
Mar-94                     2.6                                     3.2
Apr-94                     2.4                                     3.2
May-94                     2.3                                     3.2
Jun-94                     2.5                                     3.2
Jul-94                     2.7                                     3.2
Aug-94                     2.9                                     3.2
Sep-94                     3                                       3.2
Oct-94                     2.6                                     3.2
Nov-94                     2.7                                     3.2
Dec-94                     2.6                                     3
Jan-95                     2.8                                     3
Feb-95                     2.9                                     3
Mar-95                     2.9                                     2.9
Apr-95                     2.8                                     2.9
May-95                     3.1                                     2.9
Jun-95                     3                                       2.9
Jul-95                     2.8                                     2.9
Aug-95                     2.6                                     2.9
Sep-95                     2.5                                     2.7
Oct-95                     2.8                                     2.7
Nov-95                     2.6                                     2.7
Dec-95                     2.6                                     2.8
Jan-96                     2.7                                     2.8
Feb-96                     2.7                                     2.8
Mar-96                     2.9                                     2.8
Apr-96                     2.8                                     2.8
May-96                     2.9                                     2.8
Jun-96                     2.8                                     2.9
Jul-96                     2.9                                     2.9
Aug-96                     2.8                                     2.9
Sep-96                     3                                       2.8
Oct-96                     3                                       2.8
Nov-96                     3.2                                     2.8
Dec-96                     3.2                                     2.9
Jan-97                     3                                       2.9
Feb-97                     3                                       2.9
Mar-97                     2.8                                     2.9
Apr-97                     2.5                                     2.9
May-97                     2.2                                     2.9
Jun-97                     2.3                                     2.8
Jul-97                     2.2                                     2.8
Aug-97                     2.2                                     2.8
Sep-97                     2.2                                     3
Oct-97                     2.1                                     3
Nov-97                     1.9                                     3
Dec-97                     1.7                                     3.3
Jan-98                     1.6                                     3.3
Feb-98                     1.4                                     3.3
Mar-98                     1.4                                     3.3
Apr-98                     1.5                                     3.3
May-98                     1.7                                     3.3
Jun-98                     1.6                                     3.5
Jul-98                     1.7                                     3.5
Aug-98                     1.7                                     3.5
Sep-98                     1.4                                     3.7
Oct-98                     1.4                                     3.7
Nov-98                     1.5                                     3.7
Dec-98                     1.6                                     3.4
Jan-99                     1.7                                     3.4
Feb-99                     1.7                                     3.4
Mar-99                     1.8                                     3
Apr-99                     2.3                                     3
May-99                     2.1                                     3
Jun-99                     2                                       3.2
Jul-99                     2.1                                     3.2
Aug-99                     2.3                                     3.2
Sep-99                     2.6                                     3.1
Oct-99                     2.6                                     3.1
Nov-99                     2.6                                     3.1
Dec-99                     2.7                                     3.4
Jan-00                     2.7                                     3.4
Feb-00                     3.2                                     3.4
Mar-00                     3.8                                     4.3
Apr-00                     3.1                                     4.3
May-00                     3.2                                     4.3
Jun-00                     3.7                                     4.4
Jul-00                     3.7                                     4.4
Aug-00                     3.4                                     4.4
Sep-00                     3.5                                     4.3
Oct-00                     3.4                                     4.3
Nov-00                     3.4                                     4.3
Dec-00                     2.6                                     4.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

U.S. Aggregate Bond Index gained 11.63% while the Lehman General Muni Bond Index was up 11.68%.

LOOKING AHEAD: GROWTH MAY CONTINUE,
BUT RATE MAY SLOW.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, the consensus among most economists is that the U.S. economy appears poised for continued growth, albeit at much lower rates than those of the past few years. In a recent survey of 54 leading U.S. economists in THE WALL STREET JOURNAL, the consensus estimate for GDP growth was 2% in Q1 2001 and 2.1% in Q2 2001. The slowdown also increases the chances that some form of a tax cut proposed by President Bush may be enacted. It is anticipated that the combination of a reduction in short-term rates and a tax cut should

         ---------------------------------
         THE CONSENSUS AMONG ECONOMISTS
         IS THAT THE U.S. ECONOMY APPEARS
         POISED FOR CONTINUED GROWTH,
         ALBEIT AT LOWER RATES THAN THOSE
         OF THE PAST FEW YEARS.
         ---------------------------------
                            Source: Schwab.


provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth in the second half of the year.



YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries

WITH ITS BUYBACK PROGRAM, THE TREASURY SUDDENLY EMERGED AS A MAJOR CUSTOMER FOR ITS OWN BONDS, DRIVING PRICES UP (AND YIELDS DOWN) ON LONG-TERM TREASURIES.

[Line Chart omitted] Plot points are as follows:

         Five-Year Treasury Bond Yield              Ten-Year Treasury Bond Yield
Jan-91            7.61                                       8.01
Feb-91            7.7                                        8.03
Mar-91            7.75                                       8.06
Apr-91            7.61                                       8.01
May-91            7.71                                       8.06
Jun-91            7.88                                       8.23
Jul-91            7.74                                       8.15
Aug-91            7.34                                       7.82
Sep-91            6.91                                       7.45
Oct-91            6.74                                       7.46
Nov-91            6.48                                       7.38
Dec-91            5.93                                       6.7
Jan-92            6.43                                       7.27
Feb-92            6.56                                       7.25
Mar-92            6.92                                       7.53
Apr-92            6.88                                       7.58
May-92            6.6                                        7.32
Jun-92            6.27                                       7.12
Jul-92            5.82                                       6.71
Aug-92            5.58                                       6.6
Sep-92            5.32                                       6.35
Oct-92            5.89                                       6.79
Nov-92            6.22                                       6.94
Dec-92            5.99                                       6.69
Jan-93            5.55                                       6.36
Feb-93            5.21                                       6.02
Mar-93            5.24                                       6.02
Apr-93            5.11                                       6.01
May-93            5.37                                       6.15
Jun-93            5.05                                       5.78
Jul-93            5.15                                       5.81
Aug-93            4.79                                       5.45
Sep-93            4.77                                       5.38
Oct-93            4.85                                       5.43
Nov-93            5.16                                       5.82
Dec-93            5.21                                       5.79
Jan-94            5.02                                       5.64
Feb-94            5.57                                       6.13
Mar-94            6.23                                       6.74
Apr-94            6.64                                       7.04
May-94            6.76                                       7.15
Jun-94            6.95                                       7.32
Jul-94            6.73                                       7.11
Aug-94            6.8                                        7.17
Sep-94            7.28                                       7.6
Oct-94            7.49                                       7.81
Nov-94            7.79                                       7.91
Dec-94            7.83                                       7.82
Jan-95            7.51                                       7.58
Feb-95            7.04                                       7.2
Mar-95            7.07                                       7.2
Apr-95            6.88                                       7.06
May-95            6.05                                       6.28
Jun-95            5.97                                       6.2
Jul-95            6.16                                       6.43
Aug-95            6.07                                       6.28
Sep-95            6.02                                       6.18
Oct-95            5.81                                       6.02
Nov-95            5.52                                       5.74
Dec-95            5.38                                       5.57
Jan-96            5.24                                       5.58
Feb-96            5.73                                       6.1
Mar-96            6.09                                       6.33
Apr-96            6.41                                       6.67
May-96            6.63                                       6.85
Jun-96            6.46                                       6.71
Jul-96            6.57                                       6.79
Aug-96            6.73                                       6.94
Sep-96            6.46                                       6.7
Oct-96            6.07                                       6.34
Nov-96            5.83                                       6.04
Dec-96            6.21                                       6.42
Jan-97            6.25                                       6.49
Feb-97            6.39                                       6.55
Mar-97            6.75                                       6.9
Apr-97            6.57                                       6.72
May-97            6.5                                        6.66
Jun-97            6.38                                       6.5
Jul-97            5.9                                        6.01
Aug-97            6.22                                       6.34
Sep-97            5.99                                       6.1
Oct-97            5.71                                       5.83
Nov-97            5.84                                       5.87
Dec-97            5.71                                       5.74
Jan-98            5.38                                       5.51
Feb-98            5.59                                       5.62
Mar-98            5.62                                       5.65
Apr-98            5.64                                       5.67
May-98            5.55                                       5.55
Jun-98            5.47                                       5.45
Jul-98            5.5                                        5.49
Aug-98            4.8                                        4.98
Sep-98            4.22                                       4.42
Oct-98            4.23                                       4.61
Nov-98            4.48                                       4.71
Dec-98            4.54                                       4.65
Jan-99            4.55                                       4.65
Feb-99            5.22                                       5.29
Mar-99            5.1                                        5.24
Apr-99            5.21                                       5.35
May-99            5.58                                       5.62
Jun-99            5.65                                       5.78
Jul-99            5.79                                       5.9
Aug-99            5.87                                       5.97
Sep-99            5.75                                       5.88
Oct-99            5.95                                       6.02
Nov-99            6.11                                       6.19
Dec-99            6.34                                       6.44
Jan-00            6.68                                       6.67
Feb-00            6.6                                        6.41
Mar-00            6.31                                       6
Apr-00            6.54                                       6.21
May-00            6.52                                       6.27
Jun-00            6.18                                       6.03
Jul-00            6.15                                       6.03
Aug-00            5.97                                       5.72
Sep-00            5.85                                       5.8
Oct-00            5.81                                       5.75
Nov-00            5.43                                       5.47
Dec-00            4.98                                       5.11

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


90-DAY COMMERCIAL PAPER AND
THREE-MONTH TREASURY BILL YIELDS

SHORT-TERM YIELDS ROSE DURING THE FIRST HALF OF THE REPORT PERIOD DUE TO THE FED'S ACTIONS TO INCREASE INTEREST RATES BEFORE STABILIZING DURING THE SECOND HALF OF THE YEAR.

[Line Chart omitted] Plot points are as follows:

         Three-Month - Bills                 90-Day Commercial Paper
1/00     5.38                                      5.66
         5.41                                      5.71
         5.47                                      5.77
         5.63                                      5.79
2/00     5.67                                      5.85
         5.64                                      5.86
         5.75                                      5.86
         5.77                                      5.88
3/00     5.82                                      5.89
         5.9                                       5.91
         5.88                                      6
         5.91                                      6.05
         5.88                                      6.09
4/00     5.9                                       6.09
         5.78                                      6.08
         5.8                                       6.12
         5.83                                      6.17
5/00     5.97                                      6.41
         6.14                                      6.54
         5.88                                      6.59
         5.83                                      6.61
6/00     5.87                                      6.62
         5.91                                      6.57
         5.83                                      6.57
         5.85                                      6.57
         5.86                                      6.58
7/00     6.04                                      6.53
         6.18                                      6.51
         6.12                                      6.52
         6.19                                      6.51
8/00     6.23                                      6.51
         6.31                                      6.49
         6.27                                      6.48
         6.3                                       6.48
9/00     6.27                                      6.48
         6.16                                      6.52
         6.14                                      6.52
         6.16                                      6.46
         6.22                                      6.47
10/00    6.25                                      6.5
         6.19                                      6.51
         6.31                                      6.52
         6.34                                      6.5
11/00    6.4                                       6.5
         6.37                                      6.49
         6.35                                      6.51
         6.37                                      6.48
12/00    6.22                                      6.5
         6.07                                      6.43
         6.04                                      6.33
         5.27                                      6.28
         5.9                                       6.28


Commercial paper and T-bills are two types of investments for many money market funds. Commercial paper consists of short-term obligations issued by banks, corporations and other institutions. T-bills are issued by the U.S. government with three-month, six-month and one-year maturities. The yields of commercial paper and T-bills normally move in the same direction and are impacted by the Federal Funds Rate. The spread between the two yields is typically an indication of investors' current sentiment of commercial paper's risk versus the higher credit quality, but lower-yielding T-bill.

Data source: Bloomberg L.P.

PORTFOLIO MANAGEMENT


PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Portfolio. Steve joined Charles Schwab Investment Management (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

KAREN WIGGAN--Portfolio Manager, has managed the Schwab Money Market Portfolio since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current status in March 1999.

SCHWAB MONEY MARKET PORTFOLIO



PORTFOLIO HIGHLIGHTS

Short-term interest rates increased during the first half of the reporting period as the strength of the U.S. economy prompted the Fed to raise short-term interest rates three times. Initially, the Fed adopted a gradual approach in its effort to slow down the economy, raising the Federal Funds Rate by 0.25% both in February and March 2000. When April's unemployment rate declined to 3.9%, the lowest level in 30 years, the Fed abandoned its gradual approach and raised the federal funds rate by 0.50% in May. This increase lifted the federal funds rate to 6.5%; its highest level since 1991.

In the second half of the year, the economy's pace of growth did slow, as explained in the Market Overview section. Consequently, the Fed ceased its campaign to increase rates and adopted a "neutral" bias. Towards the end of the year, consumer and business spending suffered steep declines, partly in response to the higher cost of borrowing. These declines fueled speculation that a reduction in rates would be forthcoming to boost a suddenly slumping economy. Although the Fed left short-term interest rates unchanged after its regular December meeting, hints of a reduction emerged for January 2001. (NOTE: THE FED ULTIMATELY DECIDED TO ACT BETWEEN REGULAR MEETINGS, LOWERING SHORT-TERM RATES BY 0.50% ON JANUARY 3, 2001.)

We lowered the dollar weighted average maturity (DWAM) of the portfolio during the first part of the year. This strategy enabled us to reinvest proceeds from maturing securities into newly issued, higher yielding securities. As rates began to stabilize and inflationary pressures eased, market sentiment started to turn. It also became apparent that the economy was slowing down and the Fed would not be further raising interest rates. At this point, we gradually began extending the DWAM of the portfolio in order to lock in higher yields, in anticipation of a reduction in interest rates.

SEC regulations require that money funds maintain a DWAM of no more than 90 days at all times. Further, each individual security purchased must mature in 397 days or less. Money funds' DWAMs will vary depending on their respective investment managers' outlooks for interest rates and will vary over time as their outlook changes. Our long-term strategy is to maintain a DWAM that is slightly longer than those of other money funds with similar investment objectives. As noted above, we deviated from this strategy somewhat to take advantage of the rising rate environment in the first half of the year.

YIELD SUMMARY AS OF 12/31/00 1
----------------------------------------------
Seven-Day Yield                          6.05%
----------------------------------------------
Seven-Day Effective Yield                6.22%
----------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion  of the  fund's expenses was reduced during the reporting  period.
  Without this reduction, the fund's yields would have been lower.

PORTFOLIO SUMMARY


AVERAGE YIELDS FOR THE PERIODS ENDED 12/31/00*
--------------------------------------------------------------------------------
Last seven days                                                    6.05%
--------------------------------------------------------------------------------
Last three months                                                  6.07%
--------------------------------------------------------------------------------
Last twelve months                                                 5.79%
--------------------------------------------------------------------------------


MATURITY SCHEDULE:                  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE               3/31/00      6/30/00       9/30/00   12/31/00
--------------------------------------------------------------------------------
0-15 days                      26.1%        28.5%        37.6%      16.2%
--------------------------------------------------------------------------------
16-30 days                     23.7%        14.2%        12.6%      22.6%
--------------------------------------------------------------------------------
31-60 days                     21.9%        17.1%        25.4%      36.3%
--------------------------------------------------------------------------------
61-90 days                     16.8%        26.6%        12.6%      17.7%
--------------------------------------------------------------------------------
91-120 days                     4.5%         5.6%         1.2%       2.7%
--------------------------------------------------------------------------------
Over 120 days                   7.0%         8.0%        10.6%       4.5%
--------------------------------------------------------------------------------
Weighted average               46 days      50 days      48 days  47 days
--------------------------------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING:                    PERCENT OF TOTAL INVESTMENTS: 12/31/00
--------------------------------------------------------------------------------
Tier 1                                                               100%
--------------------------------------------------------------------------------
*A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000


                  U.S. GOVERNMENT SECURITIES--88.7%      PAR (000S) VALUE (000S)
--------------------------------------------------------------------------------

                  DISCOUNT NOTES--88.7%
                  Federal Farm Credit Bank
                     6.35%, 01/02/01 ...................   $1,500    $  1,500
                     6.36%, 01/16/01 ...................    3,000       2,992
                     6.51%, 01/17/01 ...................    3,000       2,991
                     6.40%, 01/19/01 ...................    1,200       1,196
                     6.51%, 01/19/01 ...................    1,210       1,206
                     6.51%, 02/02/01 ...................    3,000       2,983
                     6.50%, 02/21/01 ...................    5,000       4,955
                     6.41%, 02/26/01 ...................    3,000       2,970
                     6.46%, 03/08/01 ...................    7,000       6,919
                  Federal Home Loan Bank
                     6.52%, 01/10/01 ...................    2,000       1,997
                     6.50%, 01/17/01 ...................    2,000       1,994
                     6.51%, 01/26/01 ...................    3,647       3,631
                     6.52%, 02/02/01 ...................    1,000         994
                     6.53%, 02/07/01 ...................    2,000       1,987
                     6.50%, 02/28/01 ...................    2,000       1,979
                     6.61%, 02/28/01 ...................    3,000       2,969
                     6.28%, 03/02/01 ...................    1,158       1,146
                     6.31%, 03/02/01 ...................    6,000       5,938
                     6.41%, 03/07/01 ...................    2,000       1,977
                     6.39%, 03/12/01 ...................    2,000       1,975
                     6.53%, 03/21/01 ...................    1,000         986
                     5.99%, 06/27/01 ...................    2,000       1,943
                  Federal Home Loan Mortgage Corporation
                     6.53%, 01/02/01 ...................    2,000       2,000
                     6.55%, 01/18/01 ...................    3,000       2,991
                     6.53%, 02/01/01 ...................    2,000       1,989
                     6.36%, 02/06/01 ...................    3,000       2,981
                     6.48%, 02/08/01 ...................    3,000       2,980
                     6.49%, 02/08/01 ...................    1,095       1,087
                     6.61%, 02/14/01 ...................    2,000       1,984
                     6.52%, 03/01/01 ...................    1,716       1,698
                     6.54%, 03/29/01 ...................    2,000       1,969
                     6.52%, 04/26/01 ...................    2,250       2,205
                     6.02%, 05/30/01 ...................    2,000       1,951
                     6.59%, 07/19/01 ...................    2,000       1,931
                     6.76%, 08/16/01 ...................    1,000         960
                  Federal National Mortgage Association
                     6.52%, 01/10/01 ...................    2,100       2,097
                     6.51%, 01/25/01 ...................    1,000         996
                     6.55%, 01/25/01 ...................    2,235       2,225
                     6.52%, 02/01/01 ...................    2,000       1,989
                     6.53%, 02/01/01 ...................    2,000       1,989
                     6.52%, 02/07/01 ...................    1,000         993

                                    ---------
                                        8

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                  U.S. GOVERNMENT SECURITIES (CONTINUED)  PAR (000S)VALUE (000S)
--------------------------------------------------------------------------------

                     6.53%, 02/08/01 ...................   $3,000    $  2,980
                     6.54%, 02/08/01 ...................    3,000       2,980
                     6.52%, 02/15/01 ...................    1,548       1,536
                     6.53%, 02/20/01 ...................    1,000         991
                     6.54%, 02/22/01 ...................    1,000         991
                     6.53%, 03/22/01 ...................    1,000         986
                     6.54%, 03/29/01 ...................    4,000       3,939
                     6.55%, 03/29/01 ...................    1,000         985
                     6.54%, 04/05/01 ...................    2,000       1,967
                  Tennessee Valley Authority
                     6.47%, 01/11/01 ...................    7,000       6,988
                     6.47%, 01/18/01 ...................    4,000       3,988
                     6.44%, 01/29/01 ...................    6,000       5,970
                     6.45%, 01/30/01 ...................    4,000       3,979
                     6.47%, 01/31/01 ...................    4,000       3,979
                     6.28%, 02/06/01 ...................    3,000       2,981
                     6.39%, 02/09/01 ...................    2,000       1,986
                                                                     --------
                                                                      141,469
                                                                     --------
                  TOTAL U.S. GOVERNMENT SECURITIES
                     (Cost $141,469) ...................              141,469
                                                                     --------

                  REPURCHASE AGREEMENTS--6.2% (a)       MATURITY VALUE (000S)
--------------------------------------------------------------------------------

                  Lehman Brothers, Inc. Tri-Party
                     Repurchase Agreement Collateralized
                     by U.S. Government Securities
                     5.75%  Issue  12/29/00
                            Due    01/02/01 ............    9,938       9,932
                                                                     --------
                  TOTAL REPURCHASE AGREEMENTS
                     (Cost $9,932) .....................                9,932
                                                                     --------
                  TOTAL INVESTMENTS--94.9%
                     (Cost $151,401) ...................              151,401
                                                                     --------
                  OTHER ASSETS AND LIABILITIES--5.1%
                     Other assets ......................                8,236
                     Liabilities .......................                  (53)
                                                                     --------
                                                                        8,183
                                                                     --------
                  NET ASSETS--100.0% ...................             $159,584
                                                                     ========


                  ----------
                  NOTES TO SCHEDULE OF INVESTMENTS

                  Yields shown are effective yields at the time of purchase. Yields for each security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

                  (a) Repurchase agreement due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

See accompanying Notes to Financial Statements.

                                    ---------
                                        9

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS, EXCEPT FOR NET ASSET VALUE PER SHARE)
DECEMBER 31, 2000

ASSETS:
   Investments, at value (Cost: $151,401) ..............          $151,401
   Receivables:
      Interest .........................................                 5
      Fund shares sold .................................             8,231
                                                                  --------
      Total assets .....................................           159,637
                                                                  --------
LIABILITIES:
   Payables:
      Fund shares redeemed .............................                 3
      Investment advisory and administration fees ......                 8
   Accrued expenses ....................................                42
                                                                  --------
      Total liabilities ................................                53
                                                                  --------
Net assets applicable to outstanding shares ............          $159,584
                                                                  ========
NET ASSETS consist of
   Paid-in capital .....................................          $159,599
   Accumulated net realized loss on investments sold ...               (15)
                                                                  --------
                                                                  $159,584
                                                                  ========
PRICING OF SHARES
   Outstanding shares, $0.00001 par value (unlimited
      shares authorized) ...............................           159,631

NET ASSET VALUE, offering and redemption price per share          $   1.00



See accompanying Notes to Financial Statements.

                                    ---------
                                       10

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

INTEREST INCOME ........................................          $8,619
                                                                  ------
EXPENSES:
   Investment advisory and administration fees .........             520
   Custodian and portfolio accounting fees .............              86
   Professional fees ...................................              22
   Registration fees ...................................              11
   Shareholder reports .................................              17
   Trustees' fees ......................................              18
   Proxy fees ..........................................              13
   Other expenses ......................................               5
                                                                  ------
                                                                     692
Less: expenses reduced (see Note 4) ....................             (22)
                                                                  ------
      Net expenses incurred by fund ....................             670
                                                                  ------
NET INVESTMENT INCOME ..................................           7,949
                                                                  ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......          $7,949
                                                                  ======




See accompanying Notes to Financial Statements.

                                    ---------
                                       11

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEARS ENDED DECEMBER 31,

                                                                            2000          1999
                                                                          ---------    -----------
OPERATIONS:
   Net investment income .......................................          $   7,949     $   5,001
   Net realized loss on investments sold .......................                 --            (3)
                                                                          ---------     ---------
   Increase in net assets resulting from operations ............              7,949         4,998
                                                                          ---------     ---------
DIVIDENDS AND DISTRIBUTIONS
   Dividends to shareholders from net investment income ........             (7,949)       (5,001)
                                                                          ---------     ---------

CAPITAL SHARE TRANSACTIONS: (at $1.00 per share):
   Proceeds from shares sold ...................................            441,431       369,371
   Net asset value of shares issued in reinvestment of dividends              7,949         5,378
   Payments for shares redeemed ................................           (409,408)     (333,400)
                                                                          ---------     ---------
   Increase in net assets from capital share transactions ......             39,972        41,349
                                                                          ---------     ---------
Total increase in net assets ...................................             39,972        41,346

NET ASSETS:
   Beginning of year ...........................................            119,612        78,266
                                                                          ---------     ---------
   End of year .................................................          $ 159,584     $ 119,612
                                                                          =========     =========


See accompanying Notes to Financial Statements.


                                    ---------
                                       12

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
FINANCIALHIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31,

                                             2000       1999       1998      1997     1996
                                            ------     ------     -----     -----     -----
PER-SHARE DATA ($)

Net asset value at beginning
   of period                                  1.00       1.00      1.00      1.00      1.00
                                            ------     ------     -----     -----     -----

Income from investment
   operations:

   Net investment income                      0.06       0.05      0.05      0.05      0.05
                                            ------     ------     -----     -----     -----

   Total income from investment
     operations                               0.06       0.05      0.05      0.05      0.05

Less distributions:

   Dividends from net investment
     income                                  (0.06)     (0.05)    (0.05)    (0.05)    (0.05)
                                            ------     ------     -----     -----     -----

   Total distributions                       (0.06)     (0.05)    (0.05)    (0.05)    (0.05)
                                            ------     ------     -----     -----     -----

NET ASSET VALUE AT END
   OF PERIOD                                  1.00       1.00      1.00      1.00      1.00
                                            ======     ======     =====     =====     =====

Total return (%)                              5.95       4.69      5.07      5.12      4.98

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------

Ratio of net operating expenses to
   average net assets                         0.48 1     0.50      0.50      0.50      0.50

Expense reductions reflected in
   above ratio                                0.02       0.10      0.11      0.21      0.45

Ratio of net investment income
   to average net assets                      5.81       4.62      4.91      5.01      4.87

Net assets, end of period ($ x 1,000,000)      160        120        78        48        27


1 Would have been 0.49% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.

                                    ---------
                                       13

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2000
(ALL DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)

1. DESCRIPTION OF THE FUND

The Schwab Money Market Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no-load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY   VALUATION  --  Investments  are  stated  at  amortized  cost,   which
approximates market value.

SECURITY TRANSACTIONS AND INTEREST INCOME -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party repurchase agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

At December 31, 2000, the unused capital loss carryforwards for federal income tax purposes, with expiration dates, were as follows:

           EXPIRING IN:
           ------------------
           12/31/05                 $ 1
           12/31/06                 $ 3
           12/31/07                 $ 9
           12/31/08                 $ 2
                                    ---
           Total capital
             loss carryforwards     $15
                                    ===

                                    ---------
                                       14

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on the next $9 billion, 0.32% on the next $10 billion, and 0.30% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 2000 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. During the year ended December 31, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees of $18 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER

The investment adviser guarantees that, through at least April 30, 2001, the fund's net operating expenses will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses. The actual operating expense ratio for the year ended December 31, 2000 did include non-routine expenses. For the year ended December 31, 2000, the total of such fees and expenses reduced by the investment adviser was $22.













                                    ---------
                                       15

                                    ---------

SCHWAB MONEY MARKET PORTFOLIO
DECEMBER 31, 2000 ANNUAL REPORT
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board ofTrustees and Shareholders of Schwab Money Market Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
San Francisco,California
February 14, 2001

                                    ---------

DOMESTIC HYBRID

CHARLES SCHWAB
SCHWAB MARKETTRACK
GROWTH PORTFOLIO II

FOR PERIOD ENDING DECEMBER 31, 2000
Inception Date: November 1, 1996

MARKET OVERVIEW

GROWTH PERIOD IS THE LONGEST
IN U.S. HISTORY.

The year 2000 marked the tenth year of continuing U.S. economic expansion--the longest period of continuous growth in U.S. history. The main forces behind the expansion have been high levels of consumer spending--fueled by increases in personal income, personal wealth and consumer confidence--as well as a healthy housing sector and strong investment in capital improvements by businesses. However, as the year ended, it appeared that the current ten-year cycle may have run its course.

In an effort to slow the economy while reducing inflationary pressures, the Federal Reserve Bank (the Fed) raised short-term interest rates from 5.5% to 6.5% in three separate actions during the first six months of 2000. These rate hikes proved to be effective as Q3 Gross Domestic Product (GDP) fell to 2.2%, its lowest level since Q3 1996, and well below the 5.6% rate of Q2 2000. Consumer and business spending, the main drivers of the expansion, decreased significantly later in the year and caused the economy to slow even further as reflected in the Q4 GDP release of 1.4%. Concerned about this dramatic reduction, the Fed reversed its tightening bias and reduced interest rates from 6.5% to 6.0% on January 3, 2001.

[Graphic of Auto Assembly line omitted]

--------------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performances of various asset classes during the reporting period.

[Line Graphic Omitted] Plot points are as follows:

          Lehman Aggregate     MSCI EAFE       Russell 2000      S&P 500 Index   3 Month T-Bill
             Bond Index           Index       Small-Cap Index
12/31/99       -0.06             -4.56           -3.23              -1.89            0.12
01/14/00       -0.52             -2.21            0.6               -0.28            0.2
01/21/00       -0.68             -4.39            5.82              -1.9             0.3
01/31/00       -0.01             -4.83            0.05              -7.42            0.38
02/04/00        0.12             -2.85            4.21              -2.99            0.51
02/11/00       -0.17             -2.3             6.54              -5.53            0.63
02/18/00        0.37             -3.76            8.26              -8.32            0.68
02/28/00        1.02             -3.01            10.45             -9.19            0.8
03/03/00        1.2              -0.97            18.72             -3.92            0.91
03/10/00        1                -0.99            19.84             -4.88            1.01
03/17/00        1.69             -2.17            14.09             -0.15            1.14
03/24/00        1.57             -0.25            14.01              4.14            1.25
03/31/00        2.2              -0.4             7.09               2.27            1.39
04/07/00        3.02             -1.4             7.88               3.48            1.51
04/14/00        2.95             -4.85           -9.8               -7.42            1.64
04/21/00        2.85             -5.64           -4.23              -2.1             1.7
04/30/00        1.9              -5.73            0.64              -0.81            1.85
05/05/00        0.47             -6.12            1.98              -2.16            1.99
05/12/00        0.34             -7.08           -2.33              -2.95            2.09
05/19/00        0.54            -10.41           -4.56              -3.91            2.27
05/31/00        1.64             -9.93           -8.97              -5.89            2.36
06/02/00        2.83             -3.95            2.11               1.04            2.47
06/09/00        3.15             -4.1             4.16              -0.35            2.58
06/16/00        4.02             -4.46            2.37               0.17            2.71
06/23/00        3.05             -5.35            1.75              -1.4             2.83
06/30/00        3.97             -4.62            3.05              -0.44            2.93
07/07/00        4.44             -3.74            5.17               1.23            3.02
07/14/00        4.29             -4.15            8.07               3.35            3.12
07/21/00        4.88             -6.31            4.11               1.32            3.24
07/31/00        4.87             -9.35           -2.34              -2.81            3.35
08/04/00        5.66             -9.73            0.37               0.22            3.48
08/11/00        5.85             -8.41            1.74               0.83            3.59
08/18/00        5.98             -7.68            2.82               2.19            3.72
08/31/00        6.38             -7.03            4.77               3.2             3.82
09/01/00        6.7              -6.06            8.16               4.32            3.97
09/08/00        6.62             -9.9             6.8                2.51            4.13
09/13/00        6.44            -11.95            6.02               0.54            4.26
09/22/00        6.68            -13.19            3.63              -0.63            4.38
09/30/00        7.13            -12.67            4.21              -1.4             4.5
10/06/00        7.1             -12.93           -1.84              -3.29            4.63
10/13/00        7.48            -15.54           -3.93              -5.68            4.76
10/20/00        8.05            -15.71           -2.51              -4.12            4.87
10/30/00        7.92            -14.42           -4.01              -5.3             4.98
11/03/00        7.72            -11.72            1.6               -2               5.05
11/10/00        7.93            -13.63           -3.73              -6.17            5.23
11/17/00        8.41            -14.94           -3.34              -6.05            5.37
11/30/00        8.73            -17.27           -5.49              -7.84            5.5
12/01/00        9.33            -15.87           -8.47              -9.53            5.64
12/08/00       10.36            -14.84           -3.99              -5.77            5.78
12/15/00       11.19            -15.73           -8.17              -9.74            5.9
12/22/00       11.91            -16.69           -7.16             -10.16            6.2
12/31/00       11.63            -14.17           -3.02              -9.1             6.31

S&P 500[R] INDEX measures U.S. large-cap stocks

RUSSELL 2000(R)INDEX measures U.S. small-cap stocks

THREE-MONTH TREASURY BILLS (T-BILLS) measures short-term U.S. Treasury obligations

MSCI-EAFE[R] INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

UNEMPLOYMENT HITS NEW LOWS.

After trending downward for years, unemployment fell below the 4% mark (a level once considered improbable without high inflation) in April 2000, reaching a three-decade low. After trending slightly upward during the summer months, the unemployment rate settled back to the 4% level by year end. While the unemployment rate is low by historical standards, there have been some ominous indicators pointing to a weakening labor market. The manufacturing sector shed over 60,000 jobs in December while the average hours worked in that sector declined for the third consecutive month. Additionally, reports detailing job cuts in many companies, especially in the

[Graphic of worker omitted]

         ---------------------------------
         "OLD ECONOMY" STOCKS AND VALUE
         STOCKS REGAINED POPULARITY AS
         MANY NEWER COMPANY STOCKS FELL.
         ---------------------------------

technology sector, were prevalent. Consensus forecasts call for unemployment to continue to rise during the first half of 2001 as the pace of growth moderates.

STOCKS STUMBLE; MOST BONDS
POST HEALTHY RETURNS.

The equity markets continued to grow at a rapid rate as 2000 began and Y2K fears subsided. Most sectors of the stock market reached their highs in the early spring, before beginning a steady decline that continued throughout the rest of the year. The initial decline occurred when the Fed raised short-term interest rates, increasing pressure on stocks. Stocks of all sizes, both in the U.S. and overseas, posted negative returns for the




ECONOMIC FACTORS AND THEIR EFFECTS ON THE PORTFOLIO.
--------------------------------------------------------------------------------
The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

THE U.S. ECONOMY HAS GROWN STEADILY FOR THE PAST TEN YEARS BUT SLOWED DRAMATICALLY IN THE 4TH QUARTER OF 2000. REAL GDP GREW 1.4% DURING THAT QUARTER, SIGNIFICANTLY BELOW THE 5.2% RATE DURING THE FIRST HALF OF 2000.

[Bar chart omitted] Plot points are as follows:

Mar-91                   -2
Jun-91                    2.3
Sep-91                    1
Dec-91                    2.2
Mar-92                    3.8
Jun-92                    3.8
Sep-92                    3.1
Dec-92                    5.4
Mar-93                   -0.1
Jun-93                    2.5
Sep-93                    1.8
Dec-93                    6.2
Mar-94                    3.4
Jun-94                    5.7
Sep-94                    2.2
Dec-94                    5
Mar-95                    1.5
Jun-95                    0.8
Sep-95                    3.1
Dec-95                    3.2
Mar-96                    2.9
Jun-96                    6.8
Sep-96                    2
Dec-96                    4.6
Mar-97                    4.4
Jun-97                    5.9
Sep-97                    4.2
Dec-97                    2.8
Mar-98                    6.5
Jun-98                    2.9
Sep-98                    3.4
Dec-98                    5.6
Mar-99                    3.5
Jun-99                    2.5
Sep-99                    5.7
Dec-99                    8.3
Mar-00                    4.8
Jun-00                    5.6
Sep-00                    2.2
Dec-00                    1.4


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

[Graphic of stock market floor omitted]

period. Price declines were particularly steep in technology issues as investors turned their attention to more conservative investments. The NASDAQ composite index fell from its high of 5,048.62 in March to 2,470.52 at year end, a stunning decline of over 50%. As evidence began to emerge that the economy was slowing, many companies issued earnings warnings, sparking fears over equity valuations and leading to further declines.

Yields on short-term debt securities generally increased during the reporting period, due to a combination of a robust U.S. economy and the three rate hikes imposed by the Fed in an effort to stave off inflationary threats.



During the report period, 90-day commercial paper yields reached a high of 6.62% and three-month T-bill yields reached a high of 6.40%.

While short-term interest rates generally rose during the report period, intermediate- and long-term bond rates actually fell. A major factor for bonds was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This action resulted in an inversion of the normal relationship between short-term and long-term rates, creating a situation where short-term bonds paid higher yields than long-term bonds. This scenario gave a boost to bond prices and to returns of most bond investments over the period. During the report period, the Lehman Brothers

[graphic of shopping area omitted]


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

UNEMPLOYMENT HIT A THREE-DECADE LOW OF 3.9% IN APRIL 2000. ALTHOUGH IT TRENDED UP TO 4.1% DURING THE SUMMER MONTHS, IT CLOSED THE REPORTING PERIOD AT 4%, JUST ABOVE THE THREE DECADE LOW.

[Line Chart omitted] Plot points are as follows:

Jan-91                     6.4
Feb-91                     6.6
Mar-91                     6.8
Apr-91                     6.7
May-91                     6.9
Jun-91                     6.9
Jul-91                     6.8
Aug-91                     6.9
Sep-91                     6.9
Oct-91                     7
Nov-91                     7
Dec-91                     7.3
Jan-92                     7.3
Feb-92                     7.4
Mar-92                     7.4
Apr-92                     7.4
May-92                     7.6
Jun-92                     7.8
Jul-92                     7.7
Aug-92                     7.6
Sep-92                     7.6
Oct-92                     7.3
Nov-92                     7.4
Dec-92                     7.4
Jan-93                     7.3
Feb-93                     7.1
Mar-93                     7
Apr-93                     7.1
May-93                     7.1
Jun-93                     7
Jul-93                     6.9
Aug-93                     6.8
Sep-93                     6.7
Oct-93                     6.8
Nov-93                     6.6
Dec-93                     6.5
Jan-94                     6.8
Feb-94                     6.6
Mar-94                     6.5
Apr-94                     6.4
May-94                     6.1
Jun-94                     6.1
Jul-94                     6.3
Aug-94                     6
Sep-94                     5.8
Oct-94                     5.8
Nov-94                     5.6
Dec-94                     5.5
Jan-95                     5.6
Feb-95                     5.4
Mar-95                     5.4
Apr-95                     5.8
May-95                     5.6
Jun-95                     5.6
Jul-95                     5.7
Aug-95                     5.7
Sep-95                     5.6
Oct-95                     5.5
Nov-95                     5.6
Dec-95                     5.6
Jan-96                     5.7
Feb-96                     5.5
Mar-96                     5.5
Apr-96                     5.5
May-96                     5.6
Jun-96                     5.3
Jul-96                     5.5
Aug-96                     5.1
Sep-96                     5.2
Oct-96                     5.2
Nov-96                     5.4
Dec-96                     5.4
Jan-97                     5.3
Feb-97                     5.3
Mar-97                     5.2
Apr-97                     5
May-97                     4.9
Jun-97                     5
Jul-97                     4.8
Aug-97                     4.8
Sep-97                     4.9
Oct-97                     4.7
Nov-97                     4.6
Dec-97                     4.7
Jan-98                     4.7
Feb-98                     4.6
Mar-98                     4.7
Apr-98                     4.3
May-98                     4.4
Jun-98                     4.5
Jul-98                     4.5
Aug-98                     4.5
Sep-98                     4.5
Oct-98                     4.5
Nov-98                     4.4
Dec-98                     4.4
Jan-99                     4.3
Feb-99                     4.4
Mar-99                     4.2
Apr-99                     4.3
May-99                     4.2
Jun-99                     4.3
Jul-99                     4.3
Aug-99                     4.2
Sep-99                     4.2
Oct-99                     4.1
Nov-99                     4.1
Dec-99                     4.1
Jan-00                     4
Feb-00                     4.1
Mar-00                     4.1
Apr-00                     3.9
May-00                     4.1
Jun-00                     4
Jul-00                     4
Aug-00                     4.1
Sep-00                     3.9
Oct-00                     3.9
Nov-00                     4
Dec-00                     4

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.4% FOR THE 12 MONTHS ENDED DECEMBER 31, 2000 2.60% IF FOOD AND ENERGY ARE EXCLUDED. ECI ROSE 4.1% (FOR THE 12 MONTHS ENDED DECEMBER 31, 2000).

[Line Chart omitted] Plot points are as follows:

Date                Consumer Price Index                  Employment Cost Index
Jan-91                     5.6                                        4.6
Feb-91                     5.3                                        4.6
Mar-91                     4.9                                        4.6
Apr-91                     4.8                                        4.6
May-91                     5                                          4.6
Jun-91                     4.7                                        4.6
Jul-91                     4.4                                        4.6
Aug-91                     3.8                                        4.6
Sep-91                     3.4                                        4.3
Oct-91                     2.8                                        4.3
Nov-91                     3.1                                        4.3
Dec-91                     3                                          4.3
Jan-92                     2.7                                        4.3
Feb-92                     2.8                                        4.3
Mar-92                     3.2                                        4
Apr-92                     3.2                                        4
May-92                     3                                          4
Jun-92                     3                                          3.6
Jul-92                     3.2                                        3.6
Aug-92                     3.1                                        3.6
Sep-92                     3                                          3.5
Oct-92                     3.3                                        3.5
Nov-92                     3.1                                        3.5
Dec-92                     3                                          3.5
Jan-93                     3.2                                        3.5
Feb-93                     3.2                                        3.5
Mar-93                     3                                          3.5
Apr-93                     3.2                                        3.5
May-93                     3.2                                        3.5
Jun-93                     3                                          3.6
Jul-93                     2.8                                        3.6
Aug-93                     2.8                                        3.6
Sep-93                     2.8                                        3.6
Oct-93                     2.8                                        3.6
Nov-93                     2.7                                        3.6
Dec-93                     2.8                                        3.5
Jan-94                     2.5                                        3.5
Feb-94                     2.5                                        3.5
Mar-94                     2.6                                        3.2
Apr-94                     2.4                                        3.2
May-94                     2.3                                        3.2
Jun-94                     2.5                                        3.2
Jul-94                     2.7                                        3.2
Aug-94                     2.9                                        3.2
Sep-94                     3                                          3.2
Oct-94                     2.6                                        3.2
Nov-94                     2.7                                        3.2
Dec-94                     2.6                                        3
Jan-95                     2.8                                        3
Feb-95                     2.9                                        3
Mar-95                     2.9                                        2.9
Apr-95                     2.8                                        2.9
May-95                     3.1                                        2.9
Jun-95                     3                                          2.9
Jul-95                     2.8                                        2.9
Aug-95                     2.6                                        2.9
Sep-95                     2.5                                        2.7
Oct-95                     2.8                                        2.7
Nov-95                     2.6                                        2.7
Dec-95                     2.6                                        2.8
Jan-96                     2.7                                        2.8
Feb-96                     2.7                                        2.8
Mar-96                     2.9                                        2.8
Apr-96                     2.8                                        2.8
May-96                     2.9                                        2.8
Jun-96                     2.8                                        2.9
Jul-96                     2.9                                        2.9
Aug-96                     2.8                                        2.9
Sep-96                     3                                          2.8
Oct-96                     3                                          2.8
Nov-96                     3.2                                        2.8
Dec-96                     3.2                                        2.9
Jan-97                     3                                          2.9
Feb-97                     3                                          2.9
Mar-97                     2.8                                        2.9
Apr-97                     2.5                                        2.9
May-97                     2.2                                        2.9
Jun-97                     2.3                                        2.8
Jul-97                     2.2                                        2.8
Aug-97                     2.2                                        2.8
Sep-97                     2.2                                        3
Oct-97                     2.1                                        3
Nov-97                     1.9                                        3
Dec-97                     1.7                                        3.3
Jan-98                     1.6                                        3.3
Feb-98                     1.4                                        3.3
Mar-98                     1.4                                        3.3
Apr-98                     1.5                                        3.3
May-98                     1.7                                        3.3
Jun-98                     1.6                                        3.5
Jul-98                     1.7                                        3.5
Aug-98                     1.7                                        3.5
Sep-98                     1.4                                        3.7
Oct-98                     1.4                                        3.7
Nov-98                     1.5                                        3.7
Dec-98                     1.6                                        3.4
Jan-99                     1.7                                        3.4
Feb-99                     1.7                                        3.4
Mar-99                     1.8                                        3
Apr-99                     2.3                                        3
May-99                     2.1                                        3
Jun-99                     2                                          3.2
Jul-99                     2.1                                        3.2
Aug-99                     2.3                                        3.2
Sep-99                     2.6                                        3.1
Oct-99                     2.6                                        3.1
Nov-99                     2.6                                        3.1
Dec-99                     2.7                                        3.4
Jan-00                     2.7                                        3.4
Feb-00                     3.2                                        3.4
Mar-00                     3.8                                        4.3
Apr-00                     3.1                                        4.3
May-00                     3.2                                        4.3
Jun-00                     3.7                                        4.4
Jul-00                     3.7                                        4.4
Aug-00                     3.4                                        4.4
Sep-00                     3.5                                        4.3
Oct-00                     3.4                                        4.3
Nov-00                     3.4                                        4.3
Dec-00                     2.6                                        4.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

U.S. Aggregate Bond Index gained 11.63% while the Lehman General Muni Bond Index was up 11.68%.

LOOKING AHEAD: GROWTH MAY CONTINUE,
BUT RATE MAY SLOW.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, the consensus among most economists is that the U.S. economy appears poised for continued growth, albeit at much lower rates than those of the past few years. In a recent survey of 54 leading U.S. economists in The Wall Street Journal, the consensus estimate for GDP growth was 2% in Q1 2001 and 2.1% in Q2 2001. The slowdown also increases the chances that some form of a tax cut proposed by President Bush may be enacted. It is anticipated that the combination of a reduction in short-term rates and a tax cut should

         ---------------------------------
         THE CONSENSUS AMONG ECONOMISTS
         IS THAT THE U.S. ECONOMY APPEARS
         POISED FOR CONTINUED GROWTH,
         ALBEIT AT LOWER RATES THAN THOSE
         OF THE PAST FEW YEARS.
         ---------------------------------
                            Source: Schwab.

provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth in the second half of the year.



YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries

WITH ITS BUYBACK PROGRAM, THE TREASURY SUDDENLY EMERGED AS A MAJOR CUSTOMER FOR ITS OWN BONDS, DRIVING PRICES UP (AND YIELDS DOWN) ON LONG-TERM TREASURIES.

[Line Chart omitted] Plot points are as follows:

       Five-Year Treasury Bond Yield              Ten-Year Treasury Bond Yield
Jan-91            7.61                                       8.01
Feb-91            7.7                                        8.03
Mar-91            7.75                                       8.06
Apr-91            7.61                                       8.01
May-91            7.71                                       8.06
Jun-91            7.88                                       8.23
Jul-91            7.74                                       8.15
Aug-91            7.34                                       7.82
Sep-91            6.91                                       7.45
Oct-91            6.74                                       7.46
Nov-91            6.48                                       7.38
Dec-91            5.93                                       6.7
Jan-92            6.43                                       7.27
Feb-92            6.56                                       7.25
Mar-92            6.92                                       7.53
Apr-92            6.88                                       7.58
May-92            6.6                                        7.32
Jun-92            6.27                                       7.12
Jul-92            5.82                                       6.71
Aug-92            5.58                                       6.6
Sep-92            5.32                                       6.35
Oct-92            5.89                                       6.79
Nov-92            6.22                                       6.94
Dec-92            5.99                                       6.69
Jan-93            5.55                                       6.36
Feb-93            5.21                                       6.02
Mar-93            5.24                                       6.02
Apr-93            5.11                                       6.01
May-93            5.37                                       6.15
Jun-93            5.05                                       5.78
Jul-93            5.15                                       5.81
Aug-93            4.79                                       5.45
Sep-93            4.77                                       5.38
Oct-93            4.85                                       5.43
Nov-93            5.16                                       5.82
Dec-93            5.21                                       5.79
Jan-94            5.02                                       5.64
Feb-94            5.57                                       6.13
Mar-94            6.23                                       6.74
Apr-94            6.64                                       7.04
May-94            6.76                                       7.15
Jun-94            6.95                                       7.32
Jul-94            6.73                                       7.11
Aug-94            6.8                                        7.17
Sep-94            7.28                                       7.6
Oct-94            7.49                                       7.81
Nov-94            7.79                                       7.91
Dec-94            7.83                                       7.82
Jan-95            7.51                                       7.58
Feb-95            7.04                                       7.2
Mar-95            7.07                                       7.2
Apr-95            6.88                                       7.06
May-95            6.05                                       6.28
Jun-95            5.97                                       6.2
Jul-95            6.16                                       6.43
Aug-95            6.07                                       6.28
Sep-95            6.02                                       6.18
Oct-95            5.81                                       6.02
Nov-95            5.52                                       5.74
Dec-95            5.38                                       5.57
Jan-96            5.24                                       5.58
Feb-96            5.73                                       6.1
Mar-96            6.09                                       6.33
Apr-96            6.41                                       6.67
May-96            6.63                                       6.85
Jun-96            6.46                                       6.71
Jul-96            6.57                                       6.79
Aug-96            6.73                                       6.94
Sep-96            6.46                                       6.7
Oct-96            6.07                                       6.34
Nov-96            5.83                                       6.04
Dec-96            6.21                                       6.42
Jan-97            6.25                                       6.49
Feb-97            6.39                                       6.55
Mar-97            6.75                                       6.9
Apr-97            6.57                                       6.72
May-97            6.5                                        6.66
Jun-97            6.38                                       6.5
Jul-97            5.9                                        6.01
Aug-97            6.22                                       6.34
Sep-97            5.99                                       6.1
Oct-97            5.71                                       5.83
Nov-97            5.84                                       5.87
Dec-97            5.71                                       5.74
Jan-98            5.38                                       5.51
Feb-98            5.59                                       5.62
Mar-98            5.62                                       5.65
Apr-98            5.64                                       5.67
May-98            5.55                                       5.55
Jun-98            5.47                                       5.45
Jul-98            5.5                                        5.49
Aug-98            4.8                                        4.98
Sep-98            4.22                                       4.42
Oct-98            4.23                                       4.61
Nov-98            4.48                                       4.71
Dec-98            4.54                                       4.65
Jan-99            4.55                                       4.65
Feb-99            5.22                                       5.29
Mar-99            5.1                                        5.24
Apr-99            5.21                                       5.35
May-99            5.58                                       5.62
Jun-99            5.65                                       5.78
Jul-99            5.79                                       5.9
Aug-99            5.87                                       5.97
Sep-99            5.75                                       5.88
Oct-99            5.95                                       6.02
Nov-99            6.11                                       6.19
Dec-99            6.34                                       6.44
Jan-00            6.68                                       6.67
Feb-00            6.6                                        6.41
Mar-00            6.31                                       6
Apr-00            6.54                                       6.21
May-00            6.52                                       6.27
Jun-00            6.18                                       6.03
Jul-00            6.15                                       6.03
Aug-00            5.97                                       5.72
Sep-00            5.85                                       5.8
Oct-00            5.81                                       5.75
Nov-00            5.43                                       5.47
Dec-00            4.98                                       5.11

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


S&P 500 PRICE/EARNINGS RATIO (P/E)

Dollar-weighted average P/E for all stocks in the index

DESPITE THE RECENT DOWNTURN IN STOCKS, THE P/E RATIO OF THE S&P 500 ENDED THE REPORT PERIOD AT 25.39, A LEVEL STILL SIGNIFICANTLY ABOVE THE 30 YEAR AVERAGE OF 15.8.

[Line Chart omitted] Plot points are as follows:

Date                       S&P 500 PE Ratio
1/91                       15.55
                           16.87
                           17.56
                           17.77
                           18.23
                           17.7
                           18.37
                           20.35
                           19.98
                           20.37
                           20.99
                           22.89
                           23.03
                           25.78
                           25.51
                           26.03
                           25.22
                           25.23
                           26.08
                           24.22
                           24.7
                           24.64
                           23.8
12/92                      24.31
                           24.29
                           24.44
                           23.48
                           22.92
                           22.96
                           22.9
                           22.91
                           24.21
                           23.77
                           24.04
                           22.52
                           22.95
                           22.98
                           21.17
                           20.34
                           20.1
                           20.16
                           19.77
                           18.63
                           18.91
                           18.32
                           17.51
                           16.56
12/94                      16.98
                           16.05
                           16.22
                           16.47
                           16
                           16.45
                           16.77
                           16.61
                           16.18
                           16.85
                           16.18
                           17.86
                           17.41
                           18.29
                           18.57
                           18.94
                           19.16
                           19.48
                           19.3
                           18.31
                           18.62
                           19.73
                           19.59
                           21.06
12/96                      20.77
                           20.52
                           20.95
                           19.87
                           20.23
                           21.45
                           22.44
                           23.99
                           22.74
                           24
                           22.84
                           24.12
                           24.53
                           25.03
                           26.49
                           27.98
                           26.69
                           26.15
                           27.27
                           26.94
                           22.9
                           24.35
                           28.07
                           30.31
12/98                      32.15
                           33.9
                           32.64
                           33.92
                           33.9
                           32.74
                           34.7
                           31.31
                           31.21
                           30.39
                           30.41
                           30.65
                           32.53
                           29.78
                           28.59
                           31.5
                           29.41
                           28.82
                           29.31
                           28.94
                           30.35
                           28.64
                           25.6
                           25.42
12/00                      25.39

P/E is stock price divided by earnings per share (for one company or, as here, and entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.

PORTFOLIO MANAGEMENT



PORTFOLIO MANAGEMENT TEAM

GERI HOM--Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $20 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

KIMON DAIFOTIS--Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash equivalents in the Schwab MarketTrack Growth Portfolio II. Kimon joined CSIM in his current capacity in October 1997. He was previously with Lehman Brothers, most recently as Vice President in fixed income institutional sales and, prior to that, Senior Portfolio Strategist.

PORTFOLIO HIGHLIGHTS


QUESTIONS TO THE PORTFOLIO MANAGER


Q. HOW DID THE SCHWAB MARKETTRACK GROWTH PORTFOLIO II (THE PORTFOLIO) PERFORM DURING THE REPORTING PERIOD?

A. Because the portfolio is designed to incorporate a mix of different asset classes, its returns over a given period are expected to lag the returns of the strongest performing asset classes. Conversely, the portfolio's returns are expected to exceed that of the worst performing asset class for any given period. By dampening the return of any single asset class through its asset allocation strategy, the portfolio is designed to provide more stable returns throughout market cycles. These returns, on a risk-adjusted basis, are expected to be favorable over extended periods of time.

As discussed in the Market Overview section and detailed in the table below, there was a wide range of returns for the various asset classes during the reporting period. Bonds, as measured by the Lehman Brothers Aggregate U.S. Bond Index, emerged as the best performing asset class, delivering a total return of 11.63%. In a year of market uncertainty and volatility, equities started strong but then declined precipitously during the year. Large-cap stocks, as measured by the S&P 500 Index, closed the year with a lackluster return of -9.10%, while small-cap domestic issues, as measured by the Schwab Small-Cap Index, managed to earn a positive return. However, international equities disappointed investors with a return lagging behind all major asset class. With a sizable allocation to equities, the portfolio posted a negative total return of 4.82% for the year. The average annual return since inception (11/1/96) was 13.12%.2

                                                                            ONE YEAR TOTAL RETURN                PORTFOLIO
ASSET CLASS                                                                         INDEX                        12/31/00
                                                                                                              NEUTRAL TARGET
---------------------------------------------------------------------------------------------------------------------------
Large-Cap Stocks                  S&P 500 Index                                    -9.10%                              40%
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Stocks                  Schwab Small-Cap Index                            3.92%                              20%
---------------------------------------------------------------------------------------------------------------------------
International Stocks              Schwab International Index                      -16.88%                              20%
---------------------------------------------------------------------------------------------------------------------------
Bonds                             Lehman Aggregate Bond Index                      11.63%                              15%
---------------------------------------------------------------------------------------------------------------------------
Cash Equivalents                  Three-Month Treasury Bill                         6.31%                               5%
---------------------------------------------------------------------------------------------------------------------------

Q. CAN YOU PROVIDE AN EXAMPLE OF HOW ASSET ALLOCATION REDUCES PORTFOLIO VOLATILITY?

A. Adding bonds and cash equivalents to a stock portfolio can help reduce its overall risk. The Schwab Center for Investment Research conducted a study analyzing this issue and the results are shown in the following chart. The chart at the right displays the high, low and average annual returns from 1970-1998 for five hypothetical portfolios representing the returns of stocks and bonds as measured by their respective indices.1 As the chart demonstrates, adding bonds to a stock-heavy portfolio would have reduced risk while still producing competitive returns.

For example, a portfolio comprising 40% bonds and 60% stocks achieved an average annual return of 11.97%--only 1.51% less than the 13.48% average return of the all-stock portfolio--and with less volatility. The lowest annual return of the portfolio invested 40% in bonds and 60% in stocks, which was actually a loss of 13.60%, was about half of the 26.47% loss in the all-stock portfolio. This hypothetical example is for illustrative purposes only, and, of course, past performance does not guarantee future results.

                     ADDING BONDS TO AN ALL-STOCK PORTFOLIO
                       Hypothetical Portfolios: 1970-1998
                      High, Low and Average Annual Returns
                           for Portfolio Compositions

[Bar Chart Omitted] Plot points are as follows:

         100% Stocks    90%Stocks     80% Stocks     70% Stocks     60% Stocks
                        10% Bonds     20%Bonds       30% Bonds      40% Bonds
High      37.43%         35.37%        33.30%         31.24%         29.18%
Average   13.48%         13.14%        12.77%         12.38%         11.97%
Low       28.47%         23.25%        20.04%         18.82%         13.60%
--------------------------------------------------------------------------------
1 The returns do not reflect actual investments in any security. The hypothetical returns are all weighted averages and assume reinvestment of dividends. The indices represented are the S&P 500(R) Index and the Ibbotson Intermediate Government Bond Index. Indices are unmanaged, do not incur costs and expenses, and cannot be invested in directly.

2 A portion of the portfolio's expenses was reduced during the reporting period.
  Without such reductions, the portfolio's total return would have been lower. The portfolio's returns do not include charges and expenses attributable to any particular insurance product. Inclusion of these charges and expenses would reduce returns.

Q.  WHY DOES INVESTING IN ALL THE MAJOR SEGMENTS OF THE STOCK MARKET MAKE SENSE?

A. The following chart shows the performance of large-cap, small-cap, and international stocks over nine non-overlapping three-year periods spanning 1973 through 1999. The chart shows that the performances of the three segments of the stock market varied considerably over those periods.

These shifting results are driven by the fact that different segments have tended to take turns leading the market and "performance cycles" have varied in length and magnitude. While these cycles may not be entirely random, predicting them can prove to be difficult. By investing in several types of stock, you can participate in the long-term return performance of the segments, reduce portfolio volatility (compared to investing in just one type) and avoid the entire issue of trying to predict which group will be the next winner.

                                 WHY DIVERSIFY?
                     Non-Overlapping, Three-Year Intervals

[Bar Chart Omitted]
Plot points are as follows:

          Large-Cap Stocks   Small-Cap Stocks  International Stocks
12/74           -9.28            -22.01            -2.76
12/77           16.4              43.46            19.31
12/80           18.67             31.5             21.06
12/83           12.25             20.23             6.93
12/86           18.5              10.08            42.15
12/89           17.36              9.37            21.19
12/92           10.82             12.51            -8.68
12/95           15.26             15.01            17.02
12/98           28.27             13.29             9.31

1 Large-cap stocks are represented by the S&P 500 Index, small-cap stocks by CRSP 6-10 Index and international stocks by the MSCI-EAFE Index. Indices are unmanaged, do not incur fees or expenses and cannot be invested in directly. The charts shows annualized returns for the three-year periods indicated. Returns for each period would vary depending on the exact start and end dates used. All returns assume reinvestment of dividends, capital gains and interest.This chart is for illustrative purposes only and is not intended to predict or guarantee performance. Past performance is no guarantee of future results. The CRSP 6-10 Index consists of the smallest half of NYSE stocks by name and all equivalents from other exchanges.

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK--39.5%                                                             OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  AEROSPACE / DEFENSE--0.6%
                  B.F. Goodrich Co. .......................................................         100            $      4
                  Boeing Co. ..............................................................         638                  42
                  Crane Co. ...............................................................         100                   3
                  General Dynamics Corp. ..................................................         200                  16
                  Lockheed Martin Corp. ...................................................         300                  10
                  Northrop Grumman Corp. ..................................................          61                   5
                  Raytheon Co., Class B ...................................................         200                   6
                  Rockwell International Corp. ............................................         100                   5
                  Textron, Inc. ...........................................................         100                   5
                  TRW, Inc. ...............................................................         100                   4
                  United Technologies Corp. ...............................................         400                  31
                                                                                                                   --------
                                                                                                                        131
                                                                                                                   --------
                  AIR TRANSPORTATION--0.1%
                  AMR Corp.+ ..............................................................         100                   4
                  Delta Air Lines, Inc. ...................................................         100                   5
                  FedEx Corp.+ ............................................................         200                   8
                  Southwest Airlines Co. ..................................................         300                  10
                                                                                                                   --------
                                                                                                                         27
                                                                                                                   --------
                  ALCOHOLIC BEVERAGES--0.2%
                  Anheuser-Busch Cos., Inc. ...............................................         700                  32
                  Brown-Forman Corp., Class B .............................................         100                   7
                                                                                                                   --------
                                                                                                                         39
                                                                                                                   --------
                  APPAREL--0.1%
                  Nike, Inc., Class B .....................................................         200                  11
                  VF Corp. ................................................................         100                   4
                                                                                                                   --------
                                                                                                                         15
                                                                                                                   --------
                  AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--0.4%
                  Dana Corp. ..............................................................         100                   2
                  Danaher Corp. ...........................................................         100                   7
                  Delphi Automotive Systems Corp. .........................................         379                   4
                  Eaton Corp. .............................................................         100                   8
                  Ford Motor Co. ..........................................................       1,398                  33
                  General Motors Corp. ....................................................         400                  20
                  Genuine Parts Co. .......................................................         100                   3
                  Goodyear Tire & Rubber Co. ..............................................         100                   2
                  Harley-Davidson, Inc. ...................................................         200                   8
                  Visteon Corp. ...........................................................         104                   1
                                                                                                                   --------
                                                                                                                         88
                                                                                                                   --------

                           --------------------------
                                        8

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  BANKS--2.4%
                  AmSouth Bancorp. ........................................................         250            $      4
                  Bank of America Corp. ...................................................       1,219                  56
                  Bank of New York Co., Inc. ..............................................         600                  33
                  Bank One Corp. ..........................................................         872                  32
                  BB&T Corp. ..............................................................         226                   8
                  Chase Manhattan Corp. ...................................................         950                  43
                  Comerica, Inc. ..........................................................         150                   9
                  Fifth Third Bancorp. ....................................................         325                  19
                  First Union Corp. .......................................................         824                  23
                  Firstar Corp. ...........................................................         709                  16
                  FleetBoston Financial Corp. .............................................         636                  24
                  Golden West Financial Corp. .............................................         100                   7
                  Huntington Bancshares, Inc. .............................................         133                   2
                  J.P. Morgan & Co., Inc. .................................................         200                  33
                  KeyCorp, Inc. ...........................................................         300                   8
                  Mellon Financial Corp. ..................................................         400                  20
                  National City Corp. .....................................................         424                  12
                  Northern Trust Corp. ....................................................         200                  16
                  Old Kent Financial Corp. ................................................         105                   5
                  PNC Financial Services Group ............................................         200                  15
                  Providian Financial Corp. ...............................................         200                  11
                  Regions Financial Corp. .................................................         100                   3
                  SouthTrust Corp. ........................................................         100                   4
                  State Street Corp. ......................................................         100                  12
                  Summit Bancorp. .........................................................         100                   4
                  SunTrust Banks, Inc. ....................................................         300                  19
                  Synovus Financial Corp. .................................................         150                   4
                  U.S. Bancorp. ...........................................................         625                  18
                  Union Planters Corp. ....................................................         100                   4
                  Wachovia Corp. ..........................................................         100                   6
                  Wells Fargo & Co. .......................................................       1,300                  72
                                                                                                                   --------
                                                                                                                        542
                                                                                                                   --------
                  BUSINESS MACHINES & SOFTWARE--4.3%
                  Adaptec, Inc.+ ..........................................................         100                   1
                  Adobe Systems, Inc. .....................................................         200                  12
                  Apple Computer, Inc.+ ...................................................         200                   3
                  BMC Software, Inc.+ .....................................................         200                   3
                  Cabletron Systems, Inc.+ ................................................         100                   1
                  Ceridian Corp.+ .........................................................         100                   2
                  Cisco Systems, Inc.+ ....................................................       5,400                 207
                  Compaq Computer Corp. ...................................................       1,300                  20
                  Compuware Corp.+ ........................................................         200                   1

                           --------------------------
                                        9

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  BUSINESS MACHINES & SOFTWARE (CONTINUED)
                  Comverse Technology, Inc.+ ..............................................         100            $     11
                  Dell Computer Corp.+ ....................................................       1,800                  31
                  EMC Corp.+ ..............................................................       1,600                 106
                  Gateway, Inc.+ ..........................................................         200                   4
                  Hewlett-Packard Co. .....................................................       1,400                  44
                  International Business Machines Corp. ...................................       1,300                 110
                  Lexmark International Group, Inc., Class A+ .............................         100                   4
                  Microsoft Corp.+ ........................................................       4,000                 173
                  NCR Corp.+ ..............................................................         100                   5
                  Network Appliance, Inc.+ ................................................         300                  19
                  Novell, Inc.+ ...........................................................         200                   1
                  Novellus Systems, Inc.+ .................................................          75                   3
                  Oracle Corp.+ ...........................................................       4,200                 122
                  Pitney Bowes, Inc. ......................................................         200                   7
                  Sun Microsystems, Inc.+ .................................................       2,400                  67
                  Unisys Corp.+ ...........................................................         200                   3
                  Xerox Corp. .............................................................         500                   2
                                                                                                                   --------
                                                                                                                        962
                                                                                                                   --------
                  BUSINESS SERVICES--2.1%
                  Allied Waste Industries, Inc.+ ..........................................         100                   1
                  America Online, Inc.+ ...................................................       1,800                  63
                  Automatic Data Processing, Inc. .........................................         500                  32
                  BroadVision, Inc.+ ......................................................         189                   2
                  Cendant Corp.+ ..........................................................         440                   4
                  Citrix Systems, Inc.+ ...................................................         100                   2
                  Computer Associates International, Inc. .................................         400                   8
                  Computer Sciences Corp.+ ................................................         100                   6
                  Convergys Corp.+ ........................................................         137                   6
                  Ecolab, Inc. ............................................................         100                   4
                  Electronic Data Systems Corp. ...........................................         300                  17
                  Equifax, Inc. ...........................................................         100                   3
                  First Data Corp. ........................................................         300                  16
                  Fluor Corp.+ ............................................................         100                   3
                  H&R Block, Inc. .........................................................         100                   4
                  IMS Health, Inc. ........................................................         200                   5
                  Interpublic Group of Cos., Inc. .........................................         200                   9
                  Intuit, Inc.+ ...........................................................         144                   6
                  Mercury Interactive Corp.+ ..............................................         100                   9
                  Nortel Networks Corp. ...................................................       2,400                  77
                  Omnicom Group, Inc. .....................................................         100                   8
                  Parametric Technology Corp.+ ............................................         200                   3
                  Paychex, Inc. ...........................................................         225                  11


                           --------------------------
                                       10

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  BUSINESS SERVICES (CONTINUED)
                  PeopleSoft, Inc.+ .......................................................         200            $      7
                  Qlogic Corp.+ ...........................................................          63                   5
                  Robert Half International, Inc.+ ........................................         100                   3
                  Sapient Corp.+ ..........................................................         200                   2
                  Siebel Systems, Inc.+ ...................................................         300                  20
                  Tyco International Ltd. .................................................       1,322                  73
                  VERITAS Software Corp.+ .................................................         300                  26
                  Vitesse Semiconductor Corp.+ ............................................         127                   7
                  Waste Management, Inc. ..................................................         545                  15
                  Yahoo!, Inc.+ ...........................................................         400                  12
                                                                                                                   --------
                                                                                                                        469
                                                                                                                   --------
                  CHEMICAL--0.4%
                  Air Products & Chemicals, Inc. ..........................................         100                   4
                  Dow Chemical Co. ........................................................         600                  22
                  E.I. du Pont de Nemours & Co. ...........................................         769                  37
                  Hercules, Inc. ..........................................................         100                   2
                  PPG Industries, Inc. ....................................................         100                   5
                  Praxair, Inc. ...........................................................         100                   4
                  Rohm & Haas Co. .........................................................         100                   4
                  Sigma-Aldrich Corp. .....................................................         100                   4
                  Union Carbide Corp. .....................................................         100                   5
                                                                                                                   --------
                                                                                                                         87
                                                                                                                   --------
                  CONSTRUCTION--0.1%
                  Masco Corp. .............................................................         300                   8
                  Sherwin-Williams Co. ....................................................         100                   3
                  The Stanley Works .......................................................         100                   3
                  Vulcan Materials Co. ....................................................         100                   5
                                                                                                                   --------
                                                                                                                         19
                                                                                                                   --------
                  CONSUMER - DURABLE--0.0%
                  Black & Decker Corp. ....................................................         100                   4
                  Leggett & Platt, Inc. ...................................................         100                   2
                  Maytag Corp. ............................................................         100                   3
                                                                                                                   --------
                                                                                                                          9
                                                                                                                   --------
                  CONSUMER - NONDURABLE--0.3%
                  Darden Restaurants, Inc. ................................................         100                   2
                  Fortune Brands, Inc. ....................................................         100                   3
                  Harcourt General, Inc. ..................................................         100                   6
                  Hasbro, Inc. ............................................................         100                   1
                  Mattel, Inc. ............................................................         300                   4


                           --------------------------
                                       11

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  CONSUMER - NONDURABLE (CONTINUED)
                  McDonald's Corp. ........................................................         900            $     31
                  Newell Rubbermaid, Inc. .................................................         200                   5
                  Starbucks Corp.+ ........................................................         160                   7
                  Tricon Global Restaurants, Inc.+ ........................................          60                   2
                  Tupperware Corp. ........................................................         100                   2
                  Wendy's International, Inc. .............................................         100                   3
                                                                                                                   --------
                                                                                                                         66
                                                                                                                   --------
                  CONTAINERS--0.0%
                  Pactiv Corp.+ ...........................................................         100                   1
                  Sealed Air Corp.+ .......................................................          53                   2
                                                                                                                   --------
                                                                                                                          3
                                                                                                                   --------
                  ELECTRONICS--2.6%
                  ADC Telecommunications, Inc.+ ...........................................         500                   9
                  Advanced Micro Devices, Inc.+ ...........................................         200                   3
                  Altera Corp.+ ...........................................................         364                  10
                  American Power Conversion Corp.+ ........................................          75                   1
                  Analog Devices, Inc.+ ...................................................         300                  15
                  Applied Materials, Inc.+ ................................................         600                  23
                  Broadcom Corp., Class A+ ................................................         155                  13
                  Conexant Systems, Inc.+ .................................................         100                   2
                  Intel Corp. .............................................................       5,100                 153
                  ITT Industries, Inc. ....................................................         100                   4
                  JDS Uniphase Corp.+ .....................................................         700                  29
                  KLA-Tencor Corp.+ .......................................................         100                   3
                  Linear Technology Corp. .................................................         200                   9
                  LSI Logic Corp.+ ........................................................         200                   3
                  Lucent Technologies, Inc. ...............................................       2,565                  35
                  Maxim Integrated Products, Inc.+ ........................................         200                  10
                  Micron Technology, Inc.+ ................................................         400                  14
                  Molex, Inc. .............................................................         125                   4
                  Motorola, Inc. ..........................................................       1,571                  32
                  National Semiconductor Corp.+ ...........................................         100                   2
                  Nextel Communications, Inc., Class A+ ...................................         500                  12
                  PerkinElmer, Inc. .......................................................          34                   4
                  Power-One, Inc.+ ........................................................          26                   1
                  Qualcomm, Inc.+ .........................................................         600                  49
                  Sanmina Corp.+ ..........................................................         100                   8
                  Scientific-Atlanta, Inc. ................................................         100                   3
                  Solectron Corp.+ ........................................................         400                  14
                  Symbol Technologies, Inc. ...............................................          93                   3
                  Tektronix, Inc. .........................................................         100                   3

                           --------------------------
                                       12

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  ELECTRONICS (CONTINUED)
                  Tellabs, Inc.+ ..........................................................         300            $     17
                  Teradyne, Inc.+ .........................................................         100                   4
                  Texas Instruments, Inc. .................................................       1,300                  62
                  Thermo Electron Corp.+ ..................................................         100                   3
                  Xilinx, Inc.+ ...........................................................         300                  14
                                                                                                                   --------
                                                                                                                        571
                                                                                                                   --------
                  ENERGY - RAW MATERIALS--0.5%
                  Anadarko Petroleum Corp. ................................................         145                  10
                  Apache Corp. ............................................................         100                   7
                  Baker Hughes, Inc. ......................................................         231                  10
                  Burlington Resources, Inc. ..............................................         200                  10
                  Devon Energy Corp. ......................................................         100                   6
                  EOG Resources, Inc. .....................................................          82                   4
                  Halliburton Co. .........................................................         300                  11
                  Nabors Industries, Inc.+ ................................................         100                   6
                  Occidental Petroleum Corp. ..............................................         200                   5
                  Schlumberger Ltd. .......................................................         400                  32
                                                                                                                   --------
                                                                                                                        101
                                                                                                                   --------
                  FOOD & AGRICULTURE--1.4%
                  Archer-Daniels-Midland Co. ..............................................         347                   5
                  Campbell Soup Co. .......................................................         300                  10
                  Coca-Cola Co. ...........................................................       1,900                 116
                  Coca-Cola Enterprises, Inc. .............................................         300                   6
                  ConAgra, Inc. ...........................................................         300                   8
                  General Mills, Inc. .....................................................         200                   9
                  H.J. Heinz Co. ..........................................................         200                   9
                  Hershey Foods Corp. .....................................................         100                   6
                  Kellogg Co. .............................................................         200                   5
                  PepsiCo, Inc. ...........................................................       1,100                  55
                  Quaker Oats Co. .........................................................         100                  10
                  Ralston Purina Group ....................................................         200                   5
                  Sara Lee Corp. ..........................................................         600                  15
                  Supervalu, Inc. .........................................................         100                   1
                  Sysco Corp. .............................................................         400                  12
                  Unilever NV - Sponsored ADR .............................................         457                  29
                  Wm. Wrigley Jr. Co. .....................................................         100                  10
                                                                                                                   --------
                                                                                                                        311
                                                                                                                   --------
                  GOLD--0.1%
                  Barrick Gold Corp. ......................................................         300                   5
                  Homestake Mining Co. ....................................................         200                   1

                           --------------------------
                                       13

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  GOLD (CONTINUED)
                  Newmont Mining Corp. ....................................................         100            $      2
                  Placer Dome, Inc. .......................................................         200                   2
                                                                                                                   --------
                                                                                                                         10
                                                                                                                   --------
                  HEALTHCARE / DRUGS & MEDICINE--5.8%
                  Abbott Laboratories .....................................................       1,200                  58
                  Aetna, Inc.+ ............................................................         100                   4
                  Allergan, Inc. ..........................................................         100                  10
                  ALZA Corp.+ .............................................................         200                   8
                  American Home Products Corp. ............................................       1,000                  64
                  Amgen, Inc.+ ............................................................         800                  51
                  Applera Corp.-Applied Biosystems Group ..................................         200                  19
                  Baxter International, Inc. ..............................................         200                  18
                  Becton, Dickinson & Co. .................................................         200                   7
                  Biogen, Inc.+ ...........................................................         100                   6
                  Biomet, Inc. ............................................................         150                   6
                  Boston Scientific Corp.+ ................................................         214                   3
                  Bristol-Myers Squibb Co. ................................................       1,500                 111
                  Cardinal Health, Inc. ...................................................         250                  25
                  Chiron Corp.+ ...........................................................         100                   4
                  Eli Lilly & Co. .........................................................         900                  84
                  Forest Laboratories, Inc., Class A+ .....................................         100                  13
                  Guidant Corp.+ ..........................................................         200                  11
                  HCA-The Healthcare Co. ..................................................         400                  18
                  HealthSouth Corp.+ ......................................................         268                   4
                  Humana, Inc.+ ...........................................................         100                   2
                  Johnson & Johnson .......................................................       1,100                 116
                  King Pharmaceuticals, Inc.+ .............................................         200                  10
                  Manor Care, Inc.+ .......................................................         100                   2
                  McKesson HBOC, Inc. .....................................................         174                   6
                  Medimmune, Inc.+ ........................................................         200                  10
                  Medtronic, Inc. .........................................................         900                  54
                  Merck & Co., Inc. .......................................................       1,800                 169
                  Pfizer, Inc. ............................................................       4,750                 218
                  Pharmacia Corp. .........................................................         957                  58
                  Quintiles Transnational Corp.+ ..........................................         100                   2
                  Schering-Plough Corp. ...................................................       1,100                  62
                  St. Jude Medical, Inc.+ .................................................         100                   6
                  Stryker Corp. ...........................................................         137                   7
                  Tenet Healthcare Corp.+ .................................................         200                   9
                  UnitedHealth Group, Inc. ................................................         200                  12
                  Watson Pharmaceuticals, Inc.+ ...........................................         100                   5
                  Wellpoint Health Networks, Inc.+ ........................................         100                  12
                                                                                                                   --------
                                                                                                                      1,284
                                                                                                                   --------
                            --------------------------
                                       14


                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  HOUSEHOLD PRODUCTS--0.7%
                  Avon Products, Inc. .....................................................         200            $     10
                  Clorox Co. ..............................................................         200                   7
                  Colgate-Palmolive Co. ...................................................         400                  26
                  Gillette Co. ............................................................         800                  29
                  International Flavors & Fragrances, Inc. ................................         100                   2
                  Procter & Gamble Co. ....................................................       1,000                  78
                                                                                                                   --------
                                                                                                                        152
                                                                                                                   --------
                  INSURANCE--1.8%
                  AFLAC, Inc. .............................................................         200                  14
                  Allstate Corp. ..........................................................         500                  22
                  AMBAC Financial Group, Inc. .............................................          73                   4
                  American General Corp. ..................................................         200                  16
                  American International Group, Inc. ......................................       1,815                 179
                  Aon Corp. ...............................................................         150                   5
                  Chubb Corp. .............................................................         100                   9
                  CIGNA Corp. .............................................................         100                  13
                  Cincinnati Financial Corp. ..............................................         100                   4
                  Conseco, Inc. ...........................................................         232                   3
                  Hartford Financial Services Group, Inc. .................................         200                  14
                  Jefferson-Pilot Corp. ...................................................          50                   4
                  Lincoln National Corp. ..................................................         100                   5
                  Loew's Corp. ............................................................         100                  10
                  Marsh & McLennan Cos., Inc. .............................................         250                  29
                  MBIA, Inc. ..............................................................         100                   7
                  Metlife, Inc. ...........................................................         540                  19
                  MGIC Investment Corp. ...................................................         100                   7
                  Progressive Corp. .......................................................         100                  10
                  SAFECO Corp. ............................................................         100                   3
                  St. Paul Cos., Inc. .....................................................         200                  11
                  Torchmark Corp. .........................................................         100                   4
                  UnumProvident Corp. .....................................................         173                   51
                                                                                                                   --------
                                                                                                                        397
                                                                                                                   --------
                  MEDIA--1.1%
                  Clear Channel Communications, Inc.+ .....................................         429                  21
                  Comcast Corp., Special Class A+ .........................................         700                  29
                  Dow Jones & Co., Inc. ...................................................         100                   6
                  Gannett Co., Inc. .......................................................         200                  13
                  Knight-Ridder, Inc. .....................................................         100                   6
                  McGraw-Hill Cos., Inc. ..................................................         100                   6
                  New York Times Co., Class A .............................................         100                   4


                           --------------------------
                                       15


                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  MEDIA (CONTINUED)
                  R.R. Donnelley & Sons Co. ...............................................         100            $      3
                  Time Warner, Inc. .......................................................       1,000                  52
                  Tribune Co. .............................................................         200                   8
                  Viacom, Inc., Class B+ ..................................................       1,142                  53
                  The Walt Disney Co. .....................................................       1,500                  43
                                                                                                                   --------
                                                                                                                        244
                                                                                                                   --------
                  MISCELLANEOUS--0.2%
                  Agilent Technologies, Inc.+ .............................................         366                  20
                  Palm, Inc.+ .............................................................         396                  11
                  Sabre Holdings Corp.+ ...................................................          72                   3
                  XCEL Energy, Inc. .......................................................         255                   7
                                                                                                                   --------
                                                                                                                         41
                                                                                                                   --------
                  MISCELLANEOUS FINANCE--2.8%
                  American Express Co. ....................................................       1,000                  55
                  Bear Stearns Cos., Inc. .................................................         110                   6
                  Capital One Financial Corp. .............................................         200                  13
                  Charles Schwab Corp. ....................................................       1,025                  29
                  Charter One Financial, Inc. .............................................         105                   3
                  CIT Group, Inc., Class A ................................................         200                   4
                  Citigroup, Inc. .........................................................       3,807                 194
                  Countrywide Credit Industries, Inc. .....................................         100                   5
                  Fannie Mae ..............................................................         800                  69
                  Franklin Resources, Inc. ................................................         200                   8
                  Freddie Mac .............................................................         500                  34
                  Household International, Inc. ...........................................         306                  17
                  Lehman Brothers Holdings, Inc. ..........................................         200                  14
                  MBNA Corp. ..............................................................         625                  23
                  Merrill Lynch & Co., Inc. ...............................................         600                  41
                  Moody's Corp. ...........................................................         100                   3
                  Morgan Stanley Dean Witter & Co. ........................................         830                  66
                  Stilwell Financial, Inc. ................................................         200                   8
                  T. Rowe Price Group, Inc. ...............................................         100                   4
                  USA Education, Inc. .....................................................         100                   7
                  Washington Mutual, Inc. .................................................         400                  21
                                                                                                                   --------
                                                                                                                        624
                                                                                                                   --------
                  NON-FERROUS METALS--0.2%
                  Alcan Aluminum Ltd. .....................................................         200                   7
                  Alcoa, Inc. .............................................................         600                  20
                  Engelhard Corp. .........................................................         100                   2
                  Freeport-McMoRan Copper & Gold, Inc., Class B+ ..........................         100                   1

                           --------------------------
                                       16

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  NON-FERROUS METALS (CONTINUED)
                  Inco Ltd.+ ..............................................................         100            $      2
                  Phelps Dodge Corp. ......................................................         100                   6
                                                                                                                   --------
                                                                                                                         38
                                                                                                                   --------
                  OIL - DOMESTIC--0.3%
                  Amerada Hess Corp. ......................................................         100                   7
                  Conoco, Inc., Class B ...................................................         400                  12
                  Kerr-McGee Corp. ........................................................         100                   7
                  Phillips Petroleum Co. ..................................................         200                  11
                  Tosco Corp. .............................................................         100                   3
                  Transocean Sedco Forex, Inc. ............................................         158                   7
                  Unocal Corp. ............................................................         200                   8
                  USX-Marathon Group, Inc. ................................................         200                   6
                                                                                                                   --------
                                                                                                                         61
                                                                                                                   --------
                  OIL - INTERNATIONAL--1.8%
                  Chevron Corp. ...........................................................         500                  42
                  Exxon Mobil Corp. .......................................................       2,660                 231
                  Royal Dutch Petroleum Co. - Sponsored ADR ...............................       1,700                 103
                  Texaco, Inc. ............................................................         400                  25
                                                                                                                   --------
                                                                                                                        401
                                                                                                                   --------
                  OPTICAL & PHOTO--0.0%
                  Eastman Kodak Co. .......................................................         200                   8
                                                                                                                   --------
                  PAPER & FOREST PRODUCTS--0.3%
                  Georgia-Pacific Group ...................................................         126                   4
                  International Paper Co. .................................................         370                  15
                  Kimberly-Clark Corp. ....................................................         400                  28
                  Louisiana-Pacific Corp. .................................................         100                   1
                  Mead Corp. ..............................................................         100                   3
                  Westvaco Corp. ..........................................................         100                   3
                  Weyerhaeuser Co. ........................................................         200                  10
                  Willamette Industries, Inc. .............................................         100                   5
                                                                                                                   --------
                                                                                                                         69
                                                                                                                   --------
                  PRODUCER GOODS & MANUFACTURING--2.5%
                  Applied Micro Circuits Corp.+ ...........................................         188                  14
                  Avery Dennison Corp. ....................................................         100                   5
                  Caterpillar, Inc. .......................................................         200                   9
                  Cooper Industries, Inc. .................................................         100                   5
                  Corning, Inc. ...........................................................         700                  37
                  Deere & Co. .............................................................         200                   9


                           --------------------------
                                       17

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  PRODUCER GOODS & MANUFACTURING (CONTINUED)
                  Dover Corp. .............................................................         100            $      4
                  Emerson Electric Co. ....................................................         300                  24
                  General Electric Co. ....................................................       7,500                 360
                  Honeywell International, Inc. ...........................................         587                  28
                  Illinois Tool Works, Inc. ...............................................         200                  12
                  Ingersoll-Rand Co. ......................................................         100                   4
                  Johnson Controls, Inc. ..................................................         100                   5
                  Minnesota Mining & Manufacturing Co. ....................................         300                  36
                  Pall Corp. ..............................................................         100                   2
                  Parker-Hannifin Corp. ...................................................         100                   4
                  W.W. Grainger, Inc. .....................................................         100                   4
                                                                                                                   --------
                                                                                                                        562
                                                                                                                   --------
                  RAILROAD & SHIPPING--0.1%
                  Burlington Northern Santa Fe Corp. ......................................         300                   8
                  CSX Corp. ...............................................................         100                   3
                  Norfolk Southern Corp. ..................................................         200                   3
                  Union Pacific Corp. .....................................................         200                  10
                                                                                                                   --------
                                                                                                                         24
                                                                                                                   --------
                  RETAIL--2.3%
                  Albertson's, Inc. .......................................................         300                   8
                  AutoZone, Inc.+ .........................................................         100                   3
                  Bed, Bath & Beyond, Inc.+ ...............................................         200                   4
                  Best Buy Co., Inc.+ .....................................................         200                   6
                  Circuit City Stores-Circuit City Group ..................................         100                   1
                  Consolidated Stores Corp.+ ..............................................          88                   1
                  Costco Wholesale Corp.+ .................................................         300                  12
                  CVS Corp. ...............................................................         290                  17
                  Dillards, Inc., Class A .................................................         100                   1
                  Dollar General Corp. ....................................................         195                   4
                  Federated Department Stores, Inc.+ ......................................         100                   3
                  Gap, Inc. ...............................................................         537                  14
                  Home Depot, Inc. ........................................................       1,800                  82
                  J.C. Penney Co., Inc. ...................................................         200                   2
                  Kmart Corp.+ ............................................................         300                   2
                  Kohl's Corp.+ ...........................................................         300                  18
                  Kroger Co.+ .............................................................         700                  19
                  Limited, Inc. ...........................................................         300                   5
                  Lowe's Cos., Inc. .......................................................         300                  13
                  May Department Stores Co. ...............................................         250                   8
                  Nordstrom, Inc. .........................................................         100                   2
                  Office Depot, Inc.+ .....................................................         200                   1


                           --------------------------
                                       18

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  RETAIL (CONTINUED)
                  RadioShack Corp. ........................................................         100            $      4
                  Safeway, Inc.+ ..........................................................         400                  25
                  Sears, Roebuck & Co. ....................................................         200                   7
                  Staples, Inc.+ ..........................................................         300                   4
                  Target Corp. ............................................................         600                  19
                  Tiffany & Co., Inc ......................................................         150                   5
                  TJX Cos., Inc. ..........................................................         200                   6
                  Toys `R' Us, Inc.+ ......................................................         200                   3
                  Wal-Mart Stores, Inc. ...................................................       3,400                 181
                  Walgreen Co. ............................................................         700                  29
                  Winn-Dixie Stores, Inc. .................................................         100                   2
                                                                                                                   --------
                                                                                                                        511
                                                                                                                   --------
                  STEEL--0.0%
                  Allegheny Technologies, Inc. ............................................         100                   2
                  USX-U.S. Steel Group, Inc. ..............................................         100                   2
                                                                                                                   --------
                                                                                                                          4
                                                                                                                   --------
                  TELEPHONE--2.1%
                  Alltel Corp. ............................................................         200                  12
                  AT&T Corp. ..............................................................       2,890                  50
                  Avaya, Inc.+ ............................................................         188                   2
                  BellSouth Corp. .........................................................       1,400                  57
                  CenturyTel, Inc. ........................................................         150                   5
                  Global Crossing Ltd.+ ...................................................         605                   9
                  Qwest Communications International, Inc.+ ...............................       1,327                  54
                  SBC Communications, Inc. ................................................       2,581                 123
                  Sprint Corp. (FON Group) ................................................         600                  12
                  Sprint Corp. (PCS Group)+ ...............................................         600                  12
                  Verizon Communications, Inc.+ ...........................................       2,038                 102
                  Worldcom, Inc.+ .........................................................       2,031                  29
                                                                                                                   --------
                                                                                                                        467
                                                                                                                   --------
                  TOBACCO--0.3%
                  Philip Morris Cos., Inc. ................................................       1,600                  70
                  UST, Inc. ...............................................................         100                   3
                                                                                                                   --------
                                                                                                                         73
                                                                                                                   --------
                  TRAVEL & RECREATION--0.1%
                  Brunswick Corp. .........................................................         100                   2
                  Carnival Corp. ..........................................................         400                  12
                  Harrah's Entertainment, Inc.+ ...........................................         100                   3


                           --------------------------
                                       19

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  TRAVEL & RECREATION (CONTINUED)
                  Hilton Hotels Corp. .....................................................         200            $      2
                  Marriott International, Inc., Class A ...................................         200                   8
                  Starwood Hotels & Resorts Worldwide, Inc. ...............................         100                   4
                                                                                                                   --------
                                                                                                                         31
                                                                                                                   --------
                  TRUCKING & FREIGHT--0.0%
                  PACCAR, Inc. ............................................................         100                   5
                                                                                                                   --------
                  UTILITIES - ELECTRIC & GAS--1.5%
                  AES Corp.+ ..............................................................         300                  17
                  Allegheny Energy, Inc. ..................................................          78                   4
                  Ameren Corp. ............................................................         100                   5
                  American Electric Power Co., Inc. .......................................         260                  12
                  Calpine Corp.+ ..........................................................         200                   9
                  Cinergy Corp. ...........................................................         100                   4
                  CMS Energy Corp. ........................................................         100                   3
                  Coastal Corp. ...........................................................         200                  18
                  Consolidated Edison, Inc. ...............................................         100                   4
                  Constellation Energy Group, Inc. ........................................         100                   5
                  Dominion Resources, Inc. ................................................         146                  10
                  DTE Energy Co. ..........................................................         100                   4
                  Duke Energy Corp. .......................................................         300                  26
                  Dynegy, Inc., Class A ...................................................         200                  11
                  Edison International ....................................................         200                   3
                  El Paso Energy Corp. ....................................................         200                  14
                  Enron Corp. .............................................................         600                  50
                  Entergy Corp. ...........................................................         200                   8
                  Exelon Corp. ............................................................         287                  20
                  FirstEnergy Corp. .......................................................         100                   3
                  FPL Group, Inc. .........................................................         100                   7
                  GPU, Inc. ...............................................................         100                   4
                  KeySpan Corp. ...........................................................         100                   4
                  Kinder Morgan, Inc. .....................................................          81                   4
                  Niagara Mohawk Holdings, Inc.+ ..........................................         100                   2
                  NiSource, Inc. ..........................................................         157                   5
                  PG&E Corp. ..............................................................         200                   4
                  Pinnacle West Capital Corp. .............................................         100                   5
                  PPL Corp. ...............................................................         100                   5
                  Progress Energy, Inc. ...................................................         227                  11
                  Public Service Enterprise Group, Inc. ...................................         100                   5
                  Reliant Energy, Inc. ....................................................         200                   9


                           --------------------------
                                       20


                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  UTILITIES - ELECTRIC & GAS (CONTINUED)
                  Sempra Energy ...........................................................          85             $     2
                  Southern Co. ............................................................         600                  20
                  TXU Corp. ...............................................................         200                   9
                  Williams Cos., Inc. .....................................................         300                  12
                                                                                                                    -------
                                                                                                                        338
                                                                                                                    -------
                  TOTAL COMMON STOCK
                     (Cost $6,754) .......................................................                            8,784
                                                                                                                    -------
                  INVESTMENT FUNDS--55.6%
                  ---------------------------------------------------------------------------------------------------------
                  Schwab International Index Fund(R), Select Shares .......................     272,685               4,480
                  Schwab Small-Cap Index Fund(R), Select Shares ...........................     248,232               4,560
                  Schwab Total Bond Market Index Fund .....................................     336,210               3,332
                                                                                                                    -------
                  TOTAL INVESTMENT FUNDS
                     (Cost $12,151) .......................................................                          12,372
                                                                                                                    -------
                                                                                              NUMBER
                  SHORT-TERM INVESTMENTS--4.7%                                          OF SHARES/PAR (000S)
                  ---------------------------------------------------------------------------------------------------------
                  HSBC Holdings PLC Grand Cayman Time Deposit
                     5.25%*, 01/02/01 .....................................................        $129                 129
                  Schwab Value Advantage Money Fund,
                     Investor Shares, 6.34%* ..............................................     929,303                 929
                                                                                                                    -------
                  TOTAL SHORT-TERM INVESTMENTS
                     (Cost $1,058) ........................................................                           1,058
                                                                                                                    -------
                  TOTAL INVESTMENTS--99.8%
                     (Cost $19,963) .......................................................                          22,214
                                                                                                                    -------
                  OTHER ASSETS AND LIABILITIES, NET-- 0.2%
                  Other assets ............................................................                             114
                  Liabilities .............................................................                             (62)
                                                                                                                    -------
                                                                                                                         52
                                                                                                                    -------
                  TOTAL NET ASSETS--100.0% ................................................                         $22,266
                                                                                                                    =======

                  NOTES TO SCHEDULE OF INVESTMENTS

                  +  Non-income producing security.
                  *  Interest rate represents the yield on report date.
                  ADR--American Depositary Receipt.

See accompanying Notes to Financial Statements.

                           --------------------------

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS, EXCEPT FOR NET ASSET VALUE PER SHARE)
DECEMBER 31, 2000

ASSETS:
   Investments, at value (Cost: $19,963) ...........................................................     $22,214
   Receivables:
      Investments sold .............................................................................         101
      Fund shares sold .............................................................................           4
      Dividends ....................................................................................           8
      Dividend tax reclaim .........................................................................           1
                                                                                                         -------
       Total assets ................................................................................      22,328
                                                                                                         -------
LIABILITIES:
   Payables:
      Investments purchased ........................................................................          14
      Investment advisory and administration fees ..................................................           1
   Accrued expenses ................................................................................          47
                                                                                                         -------
       Total liabilities ...........................................................................          62
                                                                                                         -------
   Net assets applicable to outstanding shares .....................................................     $22,266
                                                                                                         =======
   NET ASSETS consist of
      Paid-in capital ..............................................................................     $19,185
      Undistributed net investment income ..........................................................         577
      Accumulated net realized gain on investments sold and foreign currency transactions ..........         253
      Net unrealized appreciation on investments and foreign currency translation ..................       2,251
                                                                                                         -------
                                                                                                         $22,266
                                                                                                         =======
   PRICING OF SHARES
      Outstanding shares, $0.00001 par value (unlimited shares authorized) .........................       1,504
   NET ASSET VALUE, offering and redemption price per share ........................................      $14.81


See accompanying Notes to Financial Statements.

                           --------------------------
                                       22

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
   Dividends ...................................................................................................    $   677
   Interest ....................................................................................................         16
                                                                                                                    -------
     Total investment income ...................................................................................        693
                                                                                                                    -------
EXPENSES:
   Investment advisory and administration fees .................................................................        100
   Custodian fees ..............................................................................................         21
   Portfolio accounting fees ...................................................................................          3
   Professional fees ...........................................................................................         20
   Registration fees ...........................................................................................          1
   Shareholder reports .........................................................................................         13
   Trustees' fees ..............................................................................................          8
   Proxy fees ..................................................................................................          2
   Other expenses ..............................................................................................          5
                                                                                                                    -------
                                                                                                                        173

Less: expenses reduced (see Note 4) ............................................................................        (58)
                                                                                                                    -------
     Net expenses incurred by fund .............................................................................        115
                                                                                                                    -------
NET INVESTMENT INCOME ..........................................................................................        578
                                                                                                                    -------
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS:
      Net realized gain on investments sold and
        foreign currency transactions ..........................................................................        267
                                                                                                                    -------
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSLATION:
     Net unrealized depreciation on investments and foreign currency translation ...............................     (1,969)
                                                                                                                    -------
Net loss on investments ........................................................................................     (1,702)
                                                                                                                    -------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................    $(1,124)
                                                                                                                    =======





See accompanying Notes to Financial Statements.

                           --------------------------
                                       23

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   2000             1999
                                                                                                 ---------        ---------
OPERATIONS:
   Net investment income ....................................................................      $   578       $     206
   Net realized gain on investments sold and foreign currency transactions ..................          267             151
   Net unrealized appreciation (depreciation) on investments and foreign
     currency translation ...................................................................       (1,969)          2,643
                                                                                                   -------         -------
   Increase (decrease) in net assets resulting from operations ..............................       (1,124)          3,000
                                                                                                   -------         -------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income .....................................         (207)           (203)
   Distributions to shareholders from net capital gains .....................................         (166)         (1,117)
                                                                                                   -------         -------
   Total dividends and distributions to shareholders ........................................         (373)         (1,320)
                                                                                                   -------         -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ................................................................        8,089           3,291
   Net asset value of shares issued in reinvestment of dividends ............................          373           1,321
   Less payments for shares redeemed ........................................................       (3,655)         (1,690)
                                                                                                   -------         -------
   Increase in net assets from capital share transactions ...................................        4,807           2,922
                                                                                                   -------         -------
Total increase in net assets ................................................................        3,310           4,602

NET ASSETS:
   Beginning of period ......................................................................       18,956          14,354
                                                                                                   -------         -------
   End of period (including undistributed net investment income
     of $577 and $206, respectively) ........................................................      $22,266         $18,956
                                                                                                   =======         =======
NUMBER OF FUND SHARES:
   Sold .....................................................................................          515             217
   Reinvested ...............................................................................           26              85
   Redeemed .................................................................................         (234)           (113)
                                                                                                   -------         -------
   Net increase in shares outstanding .......................................................          307             189

SHARES OUTSTANDING:
   Beginning of period ......................................................................        1,197           1,008
                                                                                                   -------         -------
   End of period ............................................................................        1,504           1,197
                                                                                                   =======         =======




See accompanying Notes to Financial Statements.

                           --------------------------
                                       24

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED DECEMBER 31,

                                                               2000          1999           1998            1997        1996 3
                                                              -----         ------          -----           -----       ------
PER-SHARE DATA($):
 Net asset value at beginning of period                       15.84         $14.24          12.95           10.42        10.00
                                                              -----         ------          -----           -----        -----
 Income from investment operations:
    Net investment income                                      0.35           0.15           0.17            0.22 4       0.04
    Net realized and unrealized gain (loss)
      on investments                                          (1.13)          2.63           1.52            2.33         0.38
                                                              -----         ------          -----           -----        -----
    Total income from investment operations                   (0.78)          2.78           1.69            2.55         0.42
 Less distributions:
    Dividends from net investment income                      (0.14)         (0.18)         (0.15)          (0.02)          --
    Distributions from capital gains                          (0.11)         (1.00)         (0.25)             -- 5         --
                                                              -----         ------          -----           -----        -----
    Total distributions                                       (0.25)         (1.18)         (0.40)          (0.02)          --
                                                              -----         ------          -----           -----        -----
NET ASSET VALUE AT END OF PERIOD                              14.81          15.84          14.24           12.95        10.42
                                                              =====         ======          =====           =====        =====
Total return (%)                                              (4.82)         19.63          13.07           24.54         4.20 1

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of net operating expenses to average
    net assets                                                 0.55 6         0.56           0.57            0.75         0.67 2
Expense reductions reflected in above ratio                    0.28           0.53           0.71            1.24         4.04 2
Ratio of net investment income to average
    net assets                                                 2.80           1.32           1.64            1.98         2.35 2
 Portfolio turnover rate                                         19             14             67              81            7
 Net assets, end of period ($ x 1,000,000)                       22             19             14              10            5


  1 Not annualized.
  2 Annualized.
  3 For the period from November 1, 1996 (commencement of operations) to December 31, 1996.
  4 Per share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
  5 Less than one cent per share.
  6 Would have been 0.56% if certain non-routine expenses (proxy fees) had been included.




See accompanying Notes to Financial Statements.

                           --------------------------
                                       25

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2000
(ALL DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)

1.  DESCRIPTION OF THE FUND

The Schwab MarketTrack Growth Portfolio II (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no-load, open-end management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Investments in underlying funds are valued at their respective daily net asset values as determined by those funds, in accordance with the 1940 Act. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FOREIGN CURRENCY TRANSLATION--The accounting records of the fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in foreign currencies are translated into U.S. dollars at the exchange rates on December 31, 2000. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

EXPENSES--Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at December 31, 2000 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at December 31, 2000 for the Schwab MarketTrack Growth Portfolio II is a follows:

         Federal          Net Unrealized       Appreciated        Depreciated
        Tax Cost           Appreciation        Securities         Securities
       ----------         --------------       ------------       ------------
         $20,067              $2,147             $3,326            $(1,179)

RECLASSIFICATIONS--Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2000, there were no reclassifications.

                           --------------------------
                                       26

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.44% of the first $500 million of average daily net assets, and 0.39% of such net assets over $500 million. The investment adviser has reduced a portion of its fee for the year ended December 31, 2000 (see Note 4).

Prior to June 30, 2000, the fund paid an annual fee, payable monthly, of 0.54% of the first $500 million of average daily net assets, and 0.49% of such net assets over $500 million.

OFFICERS AND TRUSTEES--Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. For the year ended December 31, 2000, the fund made no direct payments to its officers or trustees who were "interest persons" within the meaning of the 1940 Act. The fund incurred fees of $8 related to the trust's unaffiliated trustees.

INTERFUND TRANSACTIONS--For the year ended December 31, 2000, the Schwab MarketTrack Growth Portfolio II engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees and common officers. These purchases and sales transactions, made at current market value pursuant to Rule 17a-7 under the 1940 Act were $2.

OTHER AFFILIATED PARTIES AND TRANSACTIONS--Pursuant to an Exemptive Order issued by the SEC, the fund may invest in other SchwabFunds(R). As of December 31, 2000, the fund owned 0.33% of the outstanding shares of the Schwab International Index Fund(R); less than one-tenth percent of the outstanding shares of the Schwab Value Advantage Money Fund(R); 0.45% of the outstanding shares of the Schwab Total Bond Market Index Fund and; 0.29% of the outstanding shares of the Schwab Small-Cap Index Fund(R).

As of December 31, 2000, The Schwab MarketTrack Growth Portfolio II held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $29.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2001, the fund's net operating expenses will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. Prior to June 30, 2000, the fund's total operating expenses guaranteed by the investment adviser and Schwab was 0.60%. For purpose of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses. The actual operating expense ratio for the year ended December 31, 2000 did include non-routine expenses.

For the year ended December 31, 2000, the total of such fees and expenses reduced by the investment adviser were $58.

5.  BORROWING AGREEMENTS

The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations and U.S. government securities, aggregated $8,774 and $3,753, respectively, for the year ended December 31, 2000.

                           --------------------------
                                       27

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
DECEMBER 31, 2000 ANNUAL REPORT
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting the Schwab Annuity Portfolios, hereafter referred to as the "fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2001

                           --------------------------
                                       28

                           --------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
DECEMBER 31, 2000 ANNUAL REPORT
TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Schwab MarketTrack Growth Portfolio II hereby designates 34% of the ordinary income dividends as qualifying for the dividends received deduction for the fiscal year ended December 31, 2000.

                           --------------------------
                                       29

                           --------------------------
                                      NOTES

                           --------------------------

                           --------------------------
                                      NOTES

                           --------------------------

                           --------------------------
                                      NOTES

                           --------------------------

LARGE BLEND

CHARLES SCHWAB
SCHWAB S&P 500
PORTFOLIO
LARGE-CAP
FOR PERIOD ENDING DECEMBER 31, 2000
Inception Date: November 1, 1996

MARKET OVERVIEW


GROWTH PERIOD IS THE LONGEST
IN U.S. HISTORY.

The year 2000 marked the tenth year of continuing U.S. economic expansion--the longest period of continuous growth in U.S. history. The main forces behind the expansion have been high levels of consumer spending--fueled by increases in personal income, personal wealth and consumer confidence--as well as a healthy housing sector and strong investment in capital improvements by businesses. However, as the year ended, it appeared that the current ten-year cycle may have run its course.

In an effort to slow the economy while reducing inflationary pressures, the Federal Reserve Bank (the Fed) raised short-term interest rates from 5.5% to 6.5% in three separate actions during the first six months of 2000. These rate hikes proved to be effective as Q3 Gross Domestic Product (GDP) fell to 2.2%, its lowest level since Q3 1996, and well below the 5.6% rate of Q2 2000. Consumer and business spending, the main drivers of the expansion, decreased significantly later in the year and caused the economy to slow even further as reflected in the Q4 GDP release of 1.4%. Concerned about this dramatic reduction, the Fed reversed its tightening bias and reduced interest rates from 6.5% to 6.0% on January 3, 2001.


[Graphic of Auto Assembly line omitted]

--------------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performances of various asset classes during the reporting period.

[Line Graphic Omitted] Plot points are as follows:

          Lehman Aggregate     MSCI EAFE       Russell 2000      S&P 500 Index   3 Month T-Bill
             Bond Index           Index       Small-Cap Index
12/31/99       -0.06              -4.56           -3.23             -1.89            0.12
01/14/00       -0.52              -2.21            0.6              -0.28            0.2
01/21/00       -0.68              -4.39            5.82             -1.9             0.3
01/31/00       -0.01              -4.83            0.05             -7.42            0.38
02/04/00        0.12              -2.85            4.21             -2.99            0.51
02/11/00       -0.17              -2.3             6.54             -5.53            0.63
02/18/00        0.37              -3.76            8.26             -8.32            0.68
02/28/00        1.02              -3.01           10.45             -9.19            0.8
03/03/00        1.2               -0.97           18.72             -3.92            0.91
03/10/00        1                 -0.99           19.84             -4.88            1.01
03/17/00        1.69              -2.17           14.09             -0.15            1.14
03/24/00        1.57              -0.25           14.01              4.14            1.25
03/31/00        2.2               -0.4             7.09              2.27            1.39
04/07/00        3.02              -1.4             7.88              3.48            1.51
04/14/00        2.95              -4.85           -9.8              -7.42            1.64
04/21/00        2.85              -5.64           -4.23             -2.1             1.7
04/30/00        1.9               -5.73            0.64             -0.81            1.85
05/05/00        0.47              -6.12            1.98             -2.16            1.99
05/12/00        0.34              -7.08           -2.33             -2.95            2.09
05/19/00        0.54             -10.41           -4.56             -3.91            2.27
05/31/00        1.64              -9.93           -8.97             -5.89            2.36
06/02/00        2.83              -3.95            2.11              1.04            2.47
06/09/00        3.15              -4.1             4.16             -0.35            2.58
06/16/00        4.02              -4.46            2.37              0.17            2.71
06/23/00        3.05              -5.35            1.75             -1.4             2.83
06/30/00        3.97              -4.62            3.05             -0.44            2.93
07/07/00        4.44              -3.74            5.17              1.23            3.02
07/14/00        4.29              -4.15            8.07              3.35            3.12
07/21/00        4.88              -6.31            4.11              1.32            3.24
07/31/00        4.87              -9.35           -2.34             -2.81            3.35
08/04/00        5.66              -9.73            0.37              0.22            3.48
08/11/00        5.85              -8.41            1.74              0.83            3.59
08/18/00        5.98              -7.68            2.82              2.19            3.72
08/31/00        6.38              -7.03            4.77              3.2             3.82
09/01/00        6.7               -6.06            8.16              4.32            3.97
09/08/00        6.62              -9.9             6.8               2.51            4.13
09/13/00        6.44             -11.95            6.02              0.54            4.26
09/22/00        6.68             -13.19            3.63             -0.63            4.38
09/30/00        7.13             -12.67            4.21             -1.4             4.5
10/06/00        7.1              -12.93           -1.84             -3.29            4.63
10/13/00        7.48             -15.54           -3.93             -5.68            4.76
10/20/00        8.05             -15.71           -2.51             -4.12            4.87
10/30/00        7.92             -14.42           -4.01             -5.3             4.98
11/03/00        7.72             -11.72            1.6               -2              5.05
11/10/00        7.93             -13.63           -3.73             -6.17            5.23
11/17/00        8.41             -14.94           -3.34             -6.05            5.37
11/30/00        8.73             -17.27           -5.49             -7.84            5.5
12/01/00        9.33             -15.87           -8.47             -9.53            5.64
12/08/00       10.36             -14.84           -3.99             -5.77            5.78
12/15/00       11.19             -15.73           -8.17             -9.74            5.9
12/22/00       11.91             -16.69           -7.16            -10.16            6.2
12/31/00       11.63             -14.17           -3.02             -9.1             6.31

S&P 500(R) INDEX measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX measures U.S. small-cap stocks

THREE-MONTH TREASURY BILLS (T-BILLS) measures short-term U.S.
Treasury obligations

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

UNEMPLOYMENT HITS NEW LOWS.

After trending downward for years, unemployment fell below the 4% mark (a level once considered improbable without high inflation) in April 2000, reaching a three-decade low. After trending slightly upward during the summer months, the unemployment rate settled back to the 4% level by year end. While the unemployment rate is low by historical standards, there have been some ominous indicators pointing to a weakening labor market. The manufacturing sector shed over 60,000 jobs in December while the average hours worked in that sector declined for the third consecutive month. Additionally, reports detailing job cuts in many companies, especially in the

[Graphic of worker omitted]

         ---------------------------------
         "OLD ECONOMY" STOCKS AND VALUE
         STOCKS REGAINED POPULARITY AS
         MANY NEWER COMPANY STOCKS FELL.
         ---------------------------------

technology sector, were prevalent. Consensus forecasts call for unemployment to continue to rise during the first half of 2001 as the pace of growth moderates.

STOCKS STUMBLE; MOST BONDS
POST HEALTHY RETURNS.

The equity markets continued to grow at a rapid rate as 2000 began and Y2K fears subsided. Most sectors of the stock market reached their highs in the early spring, before beginning a steady decline that continued throughout the rest of the year. The initial decline occurred when the Fed raised short-term interest rates, increasing pressure on stocks. Stocks of all sizes, both in the U.S. and overseas, posted negative returns for the


ECONOMIC FACTORS AND THEIR EFFECTS ON THE PORTFOLIO.
--------------------------------------------------------------------------------
The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown

THE U.S. ECONOMY HAS GROWN STEADILY FOR THE PAST TEN YEARS BUT SLOWED DRAMATICALLY IN THE 4TH QUARTER OF 2000. REAL GDP GREW 1.4% DURING THAT QUARTER, SIGNIFICANTLY BELOW THE 5.2% RATE DURING THE FIRST HALF OF 2000.

[Bar chart omitted] Plot points are as follows:

Mar-91                   -2
Jun-91                    2.3
Sep-91                    1
Dec-91                    2.2
Mar-92                    3.8
Jun-92                    3.8
Sep-92                    3.1
Dec-92                    5.4
Mar-93                   -0.1
Jun-93                    2.5
Sep-93                    1.8
Dec-93                    6.2
Mar-94                    3.4
Jun-94                    5.7
Sep-94                    2.2
Dec-94                    5
Mar-95                    1.5
Jun-95                    0.8
Sep-95                    3.1
Dec-95                    3.2
Mar-96                    2.9
Jun-96                    6.8
Sep-96                    2
Dec-96                    4.6
Mar-97                    4.4
Jun-97                    5.9
Sep-97                    4.2
Dec-97                    2.8
Mar-98                    6.5
Jun-98                    2.9
Sep-98                    3.4
Dec-98                    5.6
Mar-99                    3.5
Jun-99                    2.5
Sep-99                    5.7
Dec-99                    8.3
Mar-00                    4.8
Jun-00                    5.6
Sep-00                    2.2
Dec-00                    1.4

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

[Graphic of stock market floor omitted]

period. Price declines were particularly steep in technology issues as investors turned their attention to more conservative investments. The NASDAQ composite index fell from its high of 5,048.62 in March to 2,470.52 at year end, a stunning decline of over 50%. As evidence began to emerge that the economy was slowing, many companies issued earnings warnings, sparking fears over equity valuations and leading to further declines.

Yields on short-term debt securities generally increased during the reporting period, due to a combination of a robust U.S. economy and the three rate hikes imposed by the Fed in an effort to stave off inflationary threats.

During the report period, 90-day commercial paper yields reached a high of 6.62% and three-month T-bill yields reached a high of 6.40%.

While short-term interest rates generally rose during the report period, intermediate- and long-term bond rates actually fell. A major factor for bonds was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This action resulted in an inversion of the normal relationship between short-term and long-term rates, creating a situation where short-term bonds paid higher yields than long-term bonds. This scenario gave a boost to bond prices and to returns of most bond investments over the period. During the report period, the Lehman Brothers

[graphic of shopping area omitted]

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

UNEMPLOYMENT HIT A THREE-DECADE LOW OF 3.9% IN APRIL 2000. ALTHOUGH IT TRENDED UP TO 4.1% DURING THE SUMMER MONTHS, IT CLOSED THE REPORTING PERIOD AT 4%, JUST ABOVE THE THREE DECADE LOW.

[Line Chart omitted] Plot points are as follows:

Jan-91                     6.4
Feb-91                     6.6
Mar-91                     6.8
Apr-91                     6.7
May-91                     6.9
Jun-91                     6.9
Jul-91                     6.8
Aug-91                     6.9
Sep-91                     6.9
Oct-91                     7
Nov-91                     7
Dec-91                     7.3
Jan-92                     7.3
Feb-92                     7.4
Mar-92                     7.4
Apr-92                     7.4
May-92                     7.6
Jun-92                     7.8
Jul-92                     7.7
Aug-92                     7.6
Sep-92                     7.6
Oct-92                     7.3
Nov-92                     7.4
Dec-92                     7.4
Jan-93                     7.3
Feb-93                     7.1
Mar-93                     7
Apr-93                     7.1
May-93                     7.1
Jun-93                     7
Jul-93                     6.9
Aug-93                     6.8
Sep-93                     6.7
Oct-93                     6.8
Nov-93                     6.6
Dec-93                     6.5
Jan-94                     6.8
Feb-94                     6.6
Mar-94                     6.5
Apr-94                     6.4
May-94                     6.1
Jun-94                     6.1
Jul-94                     6.3
Aug-94                     6
Sep-94                     5.8
Oct-94                     5.8
Nov-94                     5.6
Dec-94                     5.5
Jan-95                     5.6
Feb-95                     5.4
Mar-95                     5.4
Apr-95                     5.8
May-95                     5.6
Jun-95                     5.6
Jul-95                     5.7
Aug-95                     5.7
Sep-95                     5.6
Oct-95                     5.5
Nov-95                     5.6
Dec-95                     5.6
Jan-96                     5.7
Feb-96                     5.5
Mar-96                     5.5
Apr-96                     5.5
May-96                     5.6
Jun-96                     5.3
Jul-96                     5.5
Aug-96                     5.1
Sep-96                     5.2
Oct-96                     5.2
Nov-96                     5.4
Dec-96                     5.4
Jan-97                     5.3
Feb-97                     5.3
Mar-97                     5.2
Apr-97                     5
May-97                     4.9
Jun-97                     5
Jul-97                     4.8
Aug-97                     4.8
Sep-97                     4.9
Oct-97                     4.7
Nov-97                     4.6
Dec-97                     4.7
Jan-98                     4.7
Feb-98                     4.6
Mar-98                     4.7
Apr-98                     4.3
May-98                     4.4
Jun-98                     4.5
Jul-98                     4.5
Aug-98                     4.5
Sep-98                     4.5
Oct-98                     4.5
Nov-98                     4.4
Dec-98                     4.4
Jan-99                     4.3
Feb-99                     4.4
Mar-99                     4.2
Apr-99                     4.3
May-99                     4.2
Jun-99                     4.3
Jul-99                     4.3
Aug-99                     4.2
Sep-99                     4.2
Oct-99                     4.1
Nov-99                     4.1
Dec-99                     4.1
Jan-00                     4
Feb-00                     4.1
Mar-00                     4.1
Apr-00                     3.9
May-00                     4.1
Jun-00                     4
Jul-00                     4
Aug-00                     4.1
Sep-00                     3.9
Oct-00                     3.9
Nov-00                     4
Dec-00                     4

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.4% FOR THE 12 MONTHS ENDED DECEMBER 31, 2000 2.60% IF FOOD AND ENERGY ARE EXCLUDED. ECI ROSE 4.1% (FOR THE 12 MONTHS ENDED DECEMBER 31, 2000).


[Line Chart omitted] Plot points are as follows:

Date                 Consumer Price Index                  Employment Cost Index
Jan-91                     5.6                                        4.6
Feb-91                     5.3                                        4.6
Mar-91                     4.9                                        4.6
Apr-91                     4.8                                        4.6
May-91                     5                                          4.6
Jun-91                     4.7                                        4.6
Jul-91                     4.4                                        4.6
Aug-91                     3.8                                        4.6
Sep-91                     3.4                                        4.3
Oct-91                     2.8                                        4.3
Nov-91                     3.1                                        4.3
Dec-91                     3                                          4.3
Jan-92                     2.7                                        4.3
Feb-92                     2.8                                        4.3
Mar-92                     3.2                                        4
Apr-92                     3.2                                        4
May-92                     3                                          4
Jun-92                     3                                          3.6
Jul-92                     3.2                                        3.6
Aug-92                     3.1                                        3.6
Sep-92                     3                                          3.5
Oct-92                     3.3                                        3.5
Nov-92                     3.1                                        3.5
Dec-92                     3                                          3.5
Jan-93                     3.2                                        3.5
Feb-93                     3.2                                        3.5
Mar-93                     3                                          3.5
Apr-93                     3.2                                        3.5
May-93                     3.2                                        3.5
Jun-93                     3                                          3.6
Jul-93                     2.8                                        3.6
Aug-93                     2.8                                        3.6
Sep-93                     2.8                                        3.6
Oct-93                     2.8                                        3.6
Nov-93                     2.7                                        3.6
Dec-93                     2.8                                        3.5
Jan-94                     2.5                                        3.5
Feb-94                     2.5                                        3.5
Mar-94                     2.6                                        3.2
Apr-94                     2.4                                        3.2
May-94                     2.3                                        3.2
Jun-94                     2.5                                        3.2
Jul-94                     2.7                                        3.2
Aug-94                     2.9                                        3.2
Sep-94                     3                                          3.2
Oct-94                     2.6                                        3.2
Nov-94                     2.7                                        3.2
Dec-94                     2.6                                        3
Jan-95                     2.8                                        3
Feb-95                     2.9                                        3
Mar-95                     2.9                                        2.9
Apr-95                     2.8                                        2.9
May-95                     3.1                                        2.9
Jun-95                     3                                          2.9
Jul-95                     2.8                                        2.9
Aug-95                     2.6                                        2.9
Sep-95                     2.5                                        2.7
Oct-95                     2.8                                        2.7
Nov-95                     2.6                                        2.7
Dec-95                     2.6                                        2.8
Jan-96                     2.7                                        2.8
Feb-96                     2.7                                        2.8
Mar-96                     2.9                                        2.8
Apr-96                     2.8                                        2.8
May-96                     2.9                                        2.8
Jun-96                     2.8                                        2.9
Jul-96                     2.9                                        2.9
Aug-96                     2.8                                        2.9
Sep-96                     3                                          2.8
Oct-96                     3                                          2.8
Nov-96                     3.2                                        2.8
Dec-96                     3.2                                        2.9
Jan-97                     3                                          2.9
Feb-97                     3                                          2.9
Mar-97                     2.8                                        2.9
Apr-97                     2.5                                        2.9
May-97                     2.2                                        2.9
Jun-97                     2.3                                        2.8
Jul-97                     2.2                                        2.8
Aug-97                     2.2                                        2.8
Sep-97                     2.2                                        3
Oct-97                     2.1                                        3
Nov-97                     1.9                                        3
Dec-97                     1.7                                        3.3
Jan-98                     1.6                                        3.3
Feb-98                     1.4                                        3.3
Mar-98                     1.4                                        3.3
Apr-98                     1.5                                        3.3
May-98                     1.7                                        3.3
Jun-98                     1.6                                        3.5
Jul-98                     1.7                                        3.5
Aug-98                     1.7                                        3.5
Sep-98                     1.4                                        3.7
Oct-98                     1.4                                        3.7
Nov-98                     1.5                                        3.7
Dec-98                     1.6                                        3.4
Jan-99                     1.7                                        3.4
Feb-99                     1.7                                        3.4
Mar-99                     1.8                                        3
Apr-99                     2.3                                        3
May-99                     2.1                                        3
Jun-99                     2                                          3.2
Jul-99                     2.1                                        3.2
Aug-99                     2.3                                        3.2
Sep-99                     2.6                                        3.1
Oct-99                     2.6                                        3.1
Nov-99                     2.6                                        3.1
Dec-99                     2.7                                        3.4
Jan-00                     2.7                                        3.4
Feb-00                     3.2                                        3.4
Mar-00                     3.8                                        4.3
Apr-00                     3.1                                        4.3
May-00                     3.2                                        4.3
Jun-00                     3.7                                        4.4
Jul-00                     3.7                                        4.4
Aug-00                     3.4                                        4.4
Sep-00                     3.5                                        4.3
Oct-00                     3.4                                        4.3
Nov-00                     3.4                                        4.3
Dec-00                     2.6                                        4.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

U.S. Aggregate Bond Index gained 11.63% while the Lehman General Muni Bond Index was up 11.68%.

LOOKING AHEAD: GROWTH MAY CONTINUE,
BUT RATE MAY SLOW.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, the consensus among most economists is that the U.S. economy appears poised for continued growth, albeit at much lower rates than those of the past few years. In a recent survey of 54 leading U.S. economists in THE WALL STREET Journal, the consensus estimate for GDP growth was 2% in Q1 2001 and 2.1% in Q2 2001. The slowdown also increases the chances that some form of a tax cut proposed by President Bush may be enacted. It is anticipated that the combination of a reduction in short-term rates and a tax cut should

         ---------------------------------
         THE CONSENSUS AMONG ECONOMISTS
         IS THAT THE U.S. ECONOMY APPEARS
         POISED FOR CONTINUED GROWTH,
         ALBEIT AT LOWER RATES THAN THOSE
         OF THE PAST FEW YEARS.
         ---------------------------------
                            Source: Schwab.


provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth in the second half of the year.



YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries

WITH ITS BUYBACK PROGRAM, THE TREASURY SUDDENLY EMERGED AS A MAJOR CUSTOMER FOR ITS OWN BONDS, DRIVING PRICES UP (AND YIELDS DOWN) ON LONG-TERM TREASURIES.

[Line Chart omitted] Plot points are as follows:

       Five-Year Treasury Bond Yield              Ten-Year Treasury Bond Yield
Jan-91            7.61                                       8.01
Feb-91            7.7                                        8.03
Mar-91            7.75                                       8.06
Apr-91            7.61                                       8.01
May-91            7.71                                       8.06
Jun-91            7.88                                       8.23
Jul-91            7.74                                       8.15
Aug-91            7.34                                       7.82
Sep-91            6.91                                       7.45
Oct-91            6.74                                       7.46
Nov-91            6.48                                       7.38
Dec-91            5.93                                       6.7
Jan-92            6.43                                       7.27
Feb-92            6.56                                       7.25
Mar-92            6.92                                       7.53
Apr-92            6.88                                       7.58
May-92            6.6                                        7.32
Jun-92            6.27                                       7.12
Jul-92            5.82                                       6.71
Aug-92            5.58                                       6.6
Sep-92            5.32                                       6.35
Oct-92            5.89                                       6.79
Nov-92            6.22                                       6.94
Dec-92            5.99                                       6.69
Jan-93            5.55                                       6.36
Feb-93            5.21                                       6.02
Mar-93            5.24                                       6.02
Apr-93            5.11                                       6.01
May-93            5.37                                       6.15
Jun-93            5.05                                       5.78
Jul-93            5.15                                       5.81
Aug-93            4.79                                       5.45
Sep-93            4.77                                       5.38
Oct-93            4.85                                       5.43
Nov-93            5.16                                       5.82
Dec-93            5.21                                       5.79
Jan-94            5.02                                       5.64
Feb-94            5.57                                       6.13
Mar-94            6.23                                       6.74
Apr-94            6.64                                       7.04
May-94            6.76                                       7.15
Jun-94            6.95                                       7.32
Jul-94            6.73                                       7.11
Aug-94            6.8                                        7.17
Sep-94            7.28                                       7.6
Oct-94            7.49                                       7.81
Nov-94            7.79                                       7.91
Dec-94            7.83                                       7.82
Jan-95            7.51                                       7.58
Feb-95            7.04                                       7.2
Mar-95            7.07                                       7.2
Apr-95            6.88                                       7.06
May-95            6.05                                       6.28
Jun-95            5.97                                       6.2
Jul-95            6.16                                       6.43
Aug-95            6.07                                       6.28
Sep-95            6.02                                       6.18
Oct-95            5.81                                       6.02
Nov-95            5.52                                       5.74
Dec-95            5.38                                       5.57
Jan-96            5.24                                       5.58
Feb-96            5.73                                       6.1
Mar-96            6.09                                       6.33
Apr-96            6.41                                       6.67
May-96            6.63                                       6.85
Jun-96            6.46                                       6.71
Jul-96            6.57                                       6.79
Aug-96            6.73                                       6.94
Sep-96            6.46                                       6.7
Oct-96            6.07                                       6.34
Nov-96            5.83                                       6.04
Dec-96            6.21                                       6.42
Jan-97            6.25                                       6.49
Feb-97            6.39                                       6.55
Mar-97            6.75                                       6.9
Apr-97            6.57                                       6.72
May-97            6.5                                        6.66
Jun-97            6.38                                       6.5
Jul-97            5.9                                        6.01
Aug-97            6.22                                       6.34
Sep-97            5.99                                       6.1
Oct-97            5.71                                       5.83
Nov-97            5.84                                       5.87
Dec-97            5.71                                       5.74
Jan-98            5.38                                       5.51
Feb-98            5.59                                       5.62
Mar-98            5.62                                       5.65
Apr-98            5.64                                       5.67
May-98            5.55                                       5.55
Jun-98            5.47                                       5.45
Jul-98            5.5                                        5.49
Aug-98            4.8                                        4.98
Sep-98            4.22                                       4.42
Oct-98            4.23                                       4.61
Nov-98            4.48                                       4.71
Dec-98            4.54                                       4.65
Jan-99            4.55                                       4.65
Feb-99            5.22                                       5.29
Mar-99            5.1                                        5.24
Apr-99            5.21                                       5.35
May-99            5.58                                       5.62
Jun-99            5.65                                       5.78
Jul-99            5.79                                       5.9
Aug-99            5.87                                       5.97
Sep-99            5.75                                       5.88
Oct-99            5.95                                       6.02
Nov-99            6.11                                       6.19
Dec-99            6.34                                       6.44
Jan-00            6.68                                       6.67
Feb-00            6.6                                        6.41
Mar-00            6.31                                       6
Apr-00            6.54                                       6.21
May-00            6.52                                       6.27
Jun-00            6.18                                       6.03
Jul-00            6.15                                       6.03
Aug-00            5.97                                       5.72
Sep-00            5.85                                       5.8
Oct-00            5.81                                       5.75
Nov-00            5.43                                       5.47
Dec-00            4.98                                       5.11

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


S&P 500 PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index

DESPITE THE RECENT DOWNTURN IN STOCKS, THE P/E RATIO OF THE S&P 500 ENDED THE REPORT PERIOD AT 25.39, A LEVEL STILL SIGNIFICANTLY ABOVE THE 30 YEAR AVERAGE OF 15.8.

[Line Chart omitted] Plot points are as follows:

Date                   S&P 500 PE Ratio
1/91                       15.55
                           16.87
                           17.56
                           17.77
                           18.23
                           17.7
                           18.37
                           20.35
                           19.98
                           20.37
                           20.99
                           22.89
                           23.03
                           25.78
                           25.51
                           26.03
                           25.22
                           25.23
                           26.08
                           24.22
                           24.7
                           24.64
                           23.8
12/92                      24.31
                           24.29
                           24.44
                           23.48
                           22.92
                           22.96
                           22.9
                           22.91
                           24.21
                           23.77
                           24.04
                           22.52
                           22.95
                           22.98
                           21.17
                           20.34
                           20.1
                           20.16
                           19.77
                           18.63
                           18.91
                           18.32
                           17.51
                           16.56
12/94                      16.98
                           16.05
                           16.22
                           16.47
                           16
                           16.45
                           16.77
                           16.61
                           16.18
                           16.85
                           16.18
                           17.86
                           17.41
                           18.29
                           18.57
                           18.94
                           19.16
                           19.48
                           19.3
                           18.31
                           18.62
                           19.73
                           19.59
                           21.06
12/96                      20.77
                           20.52
                           20.95
                           19.87
                           20.23
                           21.45
                           22.44
                           23.99
                           22.74
                           24
                           22.84
                           24.12
                           24.53
                           25.03
                           26.49
                           27.98
                           26.69
                           26.15
                           27.27
                           26.94
                           22.9
                           24.35
                           28.07
                           30.31
12/98                      32.15
                           33.9
                           32.64
                           33.92
                           33.9
                           32.74
                           34.7
                           31.31
                           31.21
                           30.39
                           30.41
                           30.65
                           32.53
                           29.78
                           28.59
                           31.5
                           29.41
                           28.82
                           29.31
                           28.94
                           30.35
                           28.64
                           25.6
                           25.42
12/00                      25.39

P/E is stock price divided by earnings per share (for one company or, as here, and entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.

PORTFOLIO MANAGEMENT



GERI HOM--Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $20 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

PORTFOLIO HIGHLIGHTS


QUESTIONS TO THE PORTFOLIO MANAGER


Q. HOW DID THE SCHWAB S&P 500 PORTFOLIO (THE PORTFOLIO) PERFORM DURING THE REPORTING PERIOD?

A. Although volatile, the small-cap asset class, as measured by the Russell 2000 Index, outperformed the large-cap asset class during the reporting period. Large cap stocks as measured by the S&P 500 Index had a negative return of 9.10% for the year ended December 31, 2000. The portfolio continued to closely track the performance of its benchmark, the S&P 500 Index, and accordingly, also sustained a negative return of 9.34% for the period. Over the longer term, the portfolio's average annual return since inception (11/1/96) was 17.39%.1

There are several features that distinguish the portfolio from the index and cause a divergence in their respective returns. The index, unlike the portfolio, does not incur expenses or hold cash. The cash portion earns interest at money market rates, which may be higher or lower than the returns of the S&P 500 Index during any given period. Also, the weighting of any particular security in the portfolio may be higher or lower than in the Index. Lastly, unlike the S&P 500 Index, the portfolio incurs trading costs when it buys or sells securities.

Taken together, these factors caused a 0.24% difference between the return of the portfolio and the Index for the one-year period, a difference referred to as the "tracking differential". Given that the portfolio's current annual ratio of net expenses to average net assets is 0.28%, the fund closely tracked the S&P 500 Index for the report period.


Q. HOW HAVE THE INDUSTRY SECTORS IN THE S&P 500 INDEX CHANGED OVER THE LAST FIVE YEARS?

A. The following chart shows the relative weightings of the ten largest industry sectors within the S&P 500 Index over the last five years. As of 2000, these ten sectors represented over 71% of the total index, up from just 59% in 1996. The Business Machines, Miscellaneous Finance and Drugs and Medicine sectors have increased the most in terms of their relative weights over the last five years. Conversely, the sectors with the largest declines over that period were Banks and International Oil.


                                                                    WEIGHTING OF SECTORS
                                              ------------------------------------------------------------------
S&P 500 INDEX SECTORS                         12/31/96       12/31/97      12/31/98       12/31/99      12/31/00
----------------------------------------------------------------------------------------------------------------
Drugs & Medicine                                 10.2%          11.3%         12.2%           9.2%         13.9%
----------------------------------------------------------------------------------------------------------------
Business Machines                                 6.8%           6.9%         11.9%          16.6%         11.1%
----------------------------------------------------------------------------------------------------------------
Electronics                                       5.8%           5.3%          5.6%          10.0%          8.1%
----------------------------------------------------------------------------------------------------------------
Miscellaneous Finance                             3.5%           4.5%          5.2%           5.3%          7.3%
----------------------------------------------------------------------------------------------------------------
Retail                                            4.5%           5.1%          6.7%           6.8%          5.9%
----------------------------------------------------------------------------------------------------------------
Banks                                             7.7%           8.5%          7.1%           4.9%          5.9%
----------------------------------------------------------------------------------------------------------------
Producer Goods                                    5.7%           5.4%          4.9%           5.5%          5.5%
----------------------------------------------------------------------------------------------------------------
Telephone                                         6.8%           7.0%          8.3%           7.7%          5.3%
----------------------------------------------------------------------------------------------------------------
Business Services                                 1.9%           2.4%          3.4%           4.8%          4.5%
----------------------------------------------------------------------------------------------------------------
International Oil                                 6.6%           5.9%          4.3%           4.0%          4.4%
----------------------------------------------------------------------------------------------------------------

1 A portion of the portfolio's expenses was reduced during the reporting period.
  Without such reductions, the portfolio's total return would have been lower. The portfolio's returns do not include charges and expenses attributable to any particular insurance product. Inclusion of these charges and expenses would reduce returns.

                                                       ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK--97.7%                                                             OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  AEROSPACE / DEFENSE--1.4%
                  B.F. Goodrich Co. ..........................................................    1,200             $    44
                  Boeing Co. .................................................................    9,396                 620
                  Crane Co. ..................................................................      700                  20
                  General Dynamics Corp. .....................................................    2,400                 187
                  Lockheed Martin Corp. ......................................................    4,400                 149
                  Northrop Grumman Corp. .....................................................      800                  66
                  Raytheon Co., Class B ......................................................    3,500                 109
                  Rockwell International Corp. ...............................................    1,900                  90
                  Textron, Inc. ..............................................................    1,400                  65
                  TRW, Inc. ..................................................................    1,200                  46
                  United Technologies Corp. ..................................................    5,000                 393
                                                                                                                    -------
                                                                                                                      1,789
                                                                                                                    -------
                  AIR TRANSPORTATION--0.3%
                  AMR Corp.+ .................................................................    1,500                  59
                  Delta Air Lines, Inc. ......................................................    1,200                  60
                  FedEx Corp.+ ...............................................................    2,820                 113
                  Southwest Airlines Co. .....................................................    5,212                 175
                  U.S. Airways Group, Inc.+ ..................................................      700                  28
                                                                                                                    -------
                                                                                                                        435
                                                                                                                    -------
                  ALCOHOLIC BEVERAGES--0.4%
                  Adolph Coors Co., Class B ..................................................      300                  24
                  Anheuser-Busch Cos., Inc. ..................................................    9,400                 428
                  Brown-Forman Corp., Class B ................................................      800                  53
                                                                                                                    -------
                                                                                                                        505
                                                                                                                    -------
                  APPAREL--0.2%
                  Liz Claiborne, Inc. ........................................................      600                  25
                  Nike, Inc., Class B ........................................................    2,800                 156
                  Reebok International Ltd.+ .................................................      600                  16
                  VF Corp. ...................................................................    1,200                  43
                                                                                                                    -------
                                                                                                                        240
                                                                                                                    -------
                  AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--1.0%
                  Cooper Tire & Rubber Co. ...................................................      700                   7
                  Cummins Engine Co., Inc. ...................................................      300                  11
                  Dana Corp. .................................................................    1,578                  24
                  Danaher Corp. ..............................................................    1,400                  96
                  Delphi Automotive Systems Corp. ............................................    5,763                  65
                  Eaton Corp. ................................................................      700                  53
                  Ford Motor Co. .............................................................   19,652                 461
                  General Motors Corp. .......................................................    6,000                 306



                                                        ---------------------
                                                                 7

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  AUTOMOTIVE PRODUCTS / MOTOR VEHICLES (CONTINUED)
                  Genuine Parts Co. ..........................................................    1,800             $    47
                  Goodyear Tire & Rubber Co. .................................................    1,600                  37
                  Harley-Davidson, Inc. ......................................................    3,200                 127
                  Navistar International Corp.+ ..............................................      600                  16
                  Visteon Corp. ..............................................................    1,584                  18
                                                                                                                    -------
                                                                                                                      1,268
                                                                                                                    -------
                  BANKS--6.0%
                  AmSouth Bancorp. ...........................................................    3,950                  60
                  Bank of America Corp. ......................................................   17,212                 790
                  Bank of New York Co., Inc. .................................................    7,700                 425
                  Bank One Corp. .............................................................   12,006                 440
                  BB&T Corp. .................................................................    4,100                 153
                  Chase Manhattan Corp. ......................................................   13,650                 620
                  Comerica, Inc. .............................................................    1,550                  92
                  Fifth Third Bancorp. .......................................................    4,725                 282
                  First Union Corp. ..........................................................   10,244                 285
                  Firstar Corp. ..............................................................    9,945                 231
                  FleetBoston Financial Corp. ................................................    9,353                 351
                  Golden West Financial Corp. ................................................    1,700                 115
                  Huntington Bancshares, Inc. ................................................    2,656                  43
                  J.P. Morgan & Co., Inc. ....................................................    1,800                 298
                  KeyCorp, Inc. ..............................................................    4,500                 126
                  Mellon Financial Corp. .....................................................    5,100                 251
                  National City Corp. ........................................................    6,300                 181
                  Northern Trust Corp. .......................................................    2,400                 196
                  Old Kent Financial Corp. ...................................................    1,460                  64
                  PNC Financial Services Group ...............................................    3,100                 226
                  Providian Financial Corp. ..................................................    2,900                 167
                  Regions Financial Corp. ....................................................    2,300                  63
                  SouthTrust Corp. ...........................................................    1,700                  69
                  State Street Corp. .........................................................    1,700                 211
                  Summit Bancorp. ............................................................    1,900                  73
                  SunTrust Banks, Inc. .......................................................    3,200                 202
                  Synovus Financial Corp. ....................................................    2,900                  78
                  U.S. Bancorp. ..............................................................    7,631                 223
                  Union Planters Corp. .......................................................    1,400                  50
                  Wachovia Corp. .............................................................    2,200                 128
                  Wells Fargo & Co. ..........................................................   17,899                 997
                                                                                                                    -------
                                                                                                                      7,490
                                                                                                                    -------
                  BUSINESS MACHINES & SOFTWARE--10.8%
                  Adaptec, Inc.+ .............................................................    1,100                  11
                  Adobe Systems, Inc. ........................................................    2,600                 151

                                                        ---------------------
                                                                 8


                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  BUSINESS MACHINES & SOFTWARE (CONTINUED)
                  Apple Computer, Inc.+ ......................................................    3,200               $  48
                  Autodesk, Inc. .............................................................      600                  16
                  BMC Software, Inc.+ ........................................................    2,300                  32
                  Cabletron Systems, Inc.+ ...................................................    1,700                  26
                  Ceridian Corp.+ ............................................................    1,400                  28
                  Cisco Systems, Inc.+ .......................................................   75,300               2,880
                  Compaq Computer Corp. ......................................................   17,670                 266
                  Compuware Corp.+ ...........................................................    3,500                  22
                  Comverse Technology, Inc. + ................................................    1,800                 196
                  Dell Computer Corp.+ .......................................................   26,900                 469
                  EMC Corp.+ .................................................................   22,812               1,517
                  Gateway, Inc.+ .............................................................    3,300                  59
                  Hewlett-Packard Co. ........................................................   21,200                 669
                  International Business Machines Corp. ......................................   18,400               1,564
                  Lexmark International Group, Inc., Class A+ ................................    1,300                  58
                  Microsoft Corp.+ ...........................................................   55,600               2,412
                  NCR Corp.+ .................................................................    1,000                  49
                  Network Appliance, Inc.+ ...................................................    3,600                 231
                  Novell, Inc.+ ..............................................................    3,200                  17
                  Novellus Systems, Inc.+ ....................................................    1,300                  47
                  Oracle Corp.+ ..............................................................   58,800               1,709
                  Pitney Bowes, Inc. .........................................................    2,600                  86
                  Sun Microsystems, Inc.+ ....................................................   33,700                 939
                  Unisys Corp.+ ..............................................................    3,000                  44
                  Xerox Corp. ................................................................    6,500                  30
                                                                                                                    -------
                                                                                                                     13,576
                                                                                                                    -------
                  BUSINESS SERVICES--5.3%
                  Allied Waste Industries, Inc.+ .............................................    1,900                  28
                  America Online, Inc.+ ......................................................   24,500                 853
                  Automatic Data Processing, Inc. ............................................    6,600                 418
                  BroadVision, Inc.+ .........................................................    2,774                  33
                  Cendant Corp.+ .............................................................    7,002                  67
                  Citrix Systems, Inc.+ ......................................................    1,800                  40
                  Computer Associates International, Inc. ....................................    6,200                 121
                  Computer Sciences Corp.+ ...................................................    1,700                 102
                  Convergys Corp.+ ...........................................................    1,554                  70
                  Deluxe Corp. ...............................................................      800                  20
                  Ecolab, Inc. ...............................................................    1,300                  56
                  Electronic Data Systems Corp. ..............................................    4,900                 283
                  Equifax, Inc. ..............................................................    1,400                  40
                  First Data Corp. ...........................................................    4,200                 221
                  Fluor Corp.+ ...............................................................      700                  23
                  H&R Block, Inc. ............................................................      900                  37

                                                        ---------------------
                                                                   9

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  BUSINESS SERVICES (CONTINUED)
                  IMS Health, Inc. ...........................................................    3,000             $    81
                  Interpublic Group of Cos., Inc. ............................................    3,100                 132
                  Intuit, Inc.+ ..............................................................    2,120                  84
                  Mercury Interactive Corp.+ .................................................      800                  72
                  National Service Industries, Inc. ..........................................      400                  10
                  Nortel Networks Corp. ......................................................   32,320               1,036
                  Omnicom Group, Inc. ........................................................    1,800                 149
                  Parametric Technology Corp.+ ...............................................    2,700                  36
                  Paychex, Inc. ..............................................................    3,950                 192
                  PeopleSoft, Inc.+ ..........................................................    2,800                 104
                  Qlogic Corp.+ ..............................................................    1,195                  92
                  Robert Half International, Inc.+ ...........................................    1,900                  50
                  Sapient Corp.+ .............................................................    1,800                  21
                  Siebel Systems, Inc.+ ......................................................    4,500                 304
                  Tyco International Ltd. ....................................................   18,316               1,017
                  VERITAS Software Corp.+ ....................................................    4,500                 394
                  Vitesse Semiconductor Corp.+ ...............................................    1,869                 103
                  Waste Management, Inc. .....................................................    6,457                 179
                  Yahoo!, Inc.+ ..............................................................    5,700                 171
                                                                                                                    -------
                                                                                                                      6,639
                                                                                                                    -------
                  CHEMICAL--1.0%
                  Air Products & Chemicals, Inc. .............................................    2,200                  90
                  Dow Chemical Co. ...........................................................    7,100                 260
                  E.I. du Pont de Nemours & Co. ..............................................   10,954                 529
                  Eastman Chemical Co. .......................................................      800                  39
                  Great Lakes Chemical Corp. .................................................      500                  19
                  Hercules, Inc. .............................................................    1,100                  21
                  PPG Industries, Inc. .......................................................    1,700                  79
                  Praxair, Inc. ..............................................................    1,600                  71
                  Rohm & Haas Co. ............................................................    2,105                  76
                  Sigma-Aldrich Corp. ........................................................    1,000                  39
                  Union Carbide Corp. ........................................................    1,400                  75
                                                                                                                    -------
                                                                                                                      1,298
                                                                                                                    -------
                  CONSTRUCTION--0.2%
                  Centex Corp. ...............................................................      600                  23
                  Kaufman & Broad Home Corp. .................................................      500                  17
                  Masco Corp. ................................................................    4,800                 123
                  Pulte Corp. ................................................................      500                  21
                  Sherwin-Williams Co. .......................................................    1,600                  42
                  The Stanley Works ..........................................................      900                  28
                  Vulcan Materials Co. .......................................................      900                  43
                                                                                                                    -------
                                                                                                                        297
                                                                                                                    -------

                                                        ---------------------
                                                                   10

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  CONSUMER - DURABLE--0.1%
                  Black & Decker Corp. .......................................................      900             $    35
                  Leggett & Platt, Inc. ......................................................    2,000                  38
                  Maytag Corp. ...............................................................      800                  26
                  Whirlpool Corp. ............................................................      700                  33
                                                                                                                    -------
                                                                                                                        132
                                                                                                                    -------
                  CONSUMER - NONDURABLE--0.7%
                  American Greetings Corp., Class A ..........................................      700                   7
                  Darden Restaurants, Inc. ...................................................    1,300                  30
                  Fortune Brands, Inc. .......................................................    1,600                  48
                  Harcourt General, Inc. .....................................................      700                  40
                  Hasbro, Inc. ...............................................................    1,825                  19
                  Mattel, Inc. ...............................................................    4,300                  62
                  McDonald's Corp. ...........................................................   13,700                 466
                  Newell Rubbermaid, Inc. ....................................................    2,724                  62
                  Starbucks Corp.+ ...........................................................    1,980                  88
                  Tricon Global Restaurants, Inc.+ ...........................................    1,500                  49
                  Tupperware Corp. ...........................................................      700                  14
                  Wendy's International, Inc. ................................................    1,100                  29
                                                                                                                    -------
                                                                                                                        914
                                                                                                                    -------
                  CONTAINERS--0.1%
                  Ball Corp. .................................................................      300                  14
                  Bemis Co., Inc. ............................................................      500                  17
                  Pactiv Corp.+ ..............................................................    1,700                  21
                  Sealed Air Corp.+ ..........................................................      814                  25
                                                                                                                    -------
                                                                                                                         77
                                                                                                                    -------
                  ELECTRONICS--6.4%
                  ADC Telecommunications, Inc.+ ..............................................    8,000                 145
                  Advanced Micro Devices, Inc.+ ..............................................    3,200                  44
                  Altera Corp.+ ..............................................................    4,080                 107
                  American Power Conversion Corp.+ ...........................................    1,925                  24
                  Analog Devices, Inc.+ ......................................................    3,600                 184
                  Andrew Corp.+ ..............................................................      850                  18
                  Applied Materials, Inc.+ ...................................................    8,600                 328
                  Broadcom Corp., Class A+ ...................................................    2,500                 210
                  Conexant Systems, Inc.+ ....................................................    2,200                  34
                  Intel Corp. ................................................................   70,100               2,107
                  ITT Industries, Inc. .......................................................      900                  35
                  JDS Uniphase Corp.+ ........................................................    9,900                 413
                  KLA-Tencor Corp.+ ..........................................................    1,800                  61
                  Linear Technology Corp. ....................................................    3,200                 148

                                                        ---------------------
                                                                   11


                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  ELECTRONICS (CONTINUED)
                  LSI Logic Corp.+ ...........................................................    3,100             $    53
                  Lucent Technologies, Inc. ..................................................   34,595                 467
                  Maxim Integrated Products, Inc.+ ...........................................    2,900                 139
                  Micron Technology, Inc.+ ...................................................    5,900                 209
                  Molex, Inc. ................................................................    1,900                  67
                  Motorola, Inc. .............................................................   22,605                 458
                  National Semiconductor Corp.+ ..............................................    1,700                  34
                  Nextel Communications, Inc., Class A+ ......................................    7,800                 193
                  PerkinElmer, Inc. ..........................................................      500                  52
                  Power-One, Inc.+ ...........................................................      800                  31
                  Qualcomm, Inc.+ ............................................................    8,000                 657
                  Sanmina Corp.+ .............................................................    1,600                 123
                  Scientific-Atlanta, Inc. ...................................................    1,600                  52
                  Solectron Corp.+ ...........................................................    6,400                 217
                  Symbol Technologies, Inc. ..................................................    1,368                  49
                  Tektronix, Inc. ............................................................    1,100                  37
                  Tellabs, Inc.+ .............................................................    4,300                 243
                  Teradyne, Inc.+ ............................................................    1,700                  63
                  Texas Instruments, Inc. ....................................................   18,000                 853
                  Thermo Electron Corp.+ .....................................................    1,600                  48
                  Thomas & Betts Corp. .......................................................      600                  10
                  Xilinx, Inc.+ ..............................................................    3,500                 161
                                                                                                                    -------
                                                                                                                      8,074
                                                                                                                    -------
                  ENERGY - RAW MATERIALS--1.3%
                  Anadarko Petroleum Corp. ...................................................    2,837                 202
                  Apache Corp. ...............................................................    1,300                  91
                  Baker Hughes, Inc. .........................................................    3,480                 145
                  Burlington Resources, Inc. .................................................    2,252                 114
                  Devon Energy Corp. .........................................................    1,300                  79
                  EOG Resources, Inc. ........................................................    1,207                  66
                  Halliburton Co. ............................................................    4,700                 170
                  McDermott International, Inc. ..............................................    1,200                  13
                  Nabors Industries, Inc.+ ...................................................    1,600                  95
                  Occidental Petroleum Corp. .................................................    3,700                  90
                  Rowan Cos., Inc.+ ..........................................................      800                  22
                  Schlumberger Ltd. ..........................................................    6,200                 496
                                                                                                                    -------
                                                                                                                      1,583
                                                                                                                    -------
                  FOOD & AGRICULTURE--3.6%
                  Archer-Daniels-Midland Co. .................................................    6,548                  98
                  Campbell Soup Co. ..........................................................    4,400                 152
                  Coca-Cola Co. ..............................................................   25,900               1,578
                  Coca-Cola Enterprises, Inc. ................................................    4,300                  82

                                                        ---------------------
                                                                 12

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  FOOD & AGRICULTURE (CONTINUED)
                  ConAgra, Inc. ..............................................................    5,600             $   146
                  General Mills, Inc. ........................................................    2,900                 129
                  H.J. Heinz Co. .............................................................    3,500                 166
                  Hershey Foods Corp. ........................................................    1,500                  97
                  Kellogg Co. ................................................................    4,100                 108
                  PepsiCo, Inc. ..............................................................   15,100                 748
                  Quaker Oats Co. ............................................................    1,400                 136
                  Ralston Purina Group .......................................................    3,200                  84
                  Sara Lee Corp. .............................................................    9,000                 221
                  Supervalu, Inc. ............................................................    1,400                  19
                  Sysco Corp. ................................................................    7,000                 210
                  Unilever NV - Sponsored ADR ................................................    5,967                 376
                  Wm. Wrigley Jr. Co. ........................................................    1,200                 115
                                                                                                                    -------
                                                                                                                      4,465
                                                                                                                    -------
                  GOLD--0.1%
                  Barrick Gold Corp. .........................................................    4,000                  66
                  Homestake Mining Co. .......................................................    2,600                  11
                  Newmont Mining Corp. .......................................................    1,686                  29
                  Placer Dome, Inc. ..........................................................    3,300                  32
                                                                                                                    -------
                                                                                                                        138
                                                                                                                    -------
                  HEALTHCARE / DRUGS & MEDICINE--13.9%
                  Abbott Laboratories ........................................................   16,200                 785
                  Aetna, Inc.+ ...............................................................    1,400                  57
                  Allergan, Inc. .............................................................    1,400                 136
                  ALZA Corp.+ ................................................................    2,600                 110
                  American Home Products Corp. ...............................................   13,800                 877
                  Amgen, Inc.+ ...............................................................   10,800                 691
                  Applera Corp.-Applied Biosystems Group .....................................    2,400                 226
                  Bausch & Lomb, Inc. ........................................................      600                  24
                  Baxter International, Inc. .................................................    3,000                 265
                  Becton, Dickinson & Co. ....................................................    2,700                  93
                  Biogen, Inc.+ ..............................................................    1,600                  96
                  Biomet, Inc. ...............................................................    1,950                  77
                  Boston Scientific Corp.+ ...................................................    4,100                  56
                  Bristol-Myers Squibb Co. ...................................................   20,500               1,516
                  C.R. Bard, Inc. ............................................................      500                  23
                  Cardinal Health, Inc. ......................................................    2,950                 294
                  Chiron Corp.+ ..............................................................    1,900                  85
                  Eli Lilly & Co. ............................................................   11,900               1,107
                  Forest Laboratories, Inc., Class A+ ........................................      900                 120
                  Guidant Corp.+ .............................................................    3,200                 173

                                                        ---------------------
                                                                   13

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  HEALTHCARE / DRUGS & MEDICINE (CONTINUED)
                  HCA-The Healthcare Co. .....................................................    5,700             $   251
                  HealthSouth Corp.+ .........................................................    3,600                  59
                  Humana, Inc.+ ..............................................................    1,600                  24
                  Johnson & Johnson ..........................................................   14,600               1,534
                  King Pharmaceuticals, Inc.+ ................................................    1,600                  83
                  Manor Care, Inc.+ ..........................................................    1,100                  23
                  McKesson HBOC, Inc. ........................................................    3,006                 108
                  Medimmune, Inc.+ ...........................................................    2,100                 100
                  Medtronic, Inc. ............................................................   12,500                 755
                  Merck & Co., Inc. ..........................................................   24,100               2,256
                  Pfizer, Inc. ...............................................................   65,900               3,031
                  Pharmacia Corp. ............................................................   13,607                 830
                  Quintiles Transnational Corp.+ .............................................    1,200                  25
                  Schering-Plough Corp. ......................................................   15,200                 863
                  St. Jude Medical, Inc.+ ....................................................      800                  49
                  Stryker Corp. ..............................................................    2,035                 103
                  Tenet Healthcare Corp.+ ....................................................    3,300                 147
                  UnitedHealth Group, Inc. ...................................................    3,600                 221
                  Watson Pharmaceuticals, Inc.+ ..............................................    1,400                  72
                  Wellpoint Health Networks, Inc.+ ...........................................      600                  69
                                                                                                                    -------
                                                                                                                     17,414
                                                                                                                    -------
                  HOUSEHOLD PRODUCTS--1.7%
                  Alberto-Culver Co., Class B ................................................      600                  26
                  Avon Products, Inc. ........................................................    2,500                 120
                  Clorox Co. .................................................................    2,400                  85
                  Colgate-Palmolive Co. ......................................................    6,000                 387
                  Gillette Co. ...............................................................   10,900                 394
                  International Flavors & Fragrances, Inc. ...................................    1,000                  20
                  Procter & Gamble Co. .......................................................   13,700               1,075
                                                                                                                    -------
                                                                                                                      2,107
                                                                                                                    -------
                  INSURANCE--4.3%
                  AFLAC, Inc. ................................................................    2,800                 202
                  Allstate Corp. .............................................................    7,600                 331
                  AMBAC Financial Group, Inc. ................................................    1,092                  64
                  American General Corp. .....................................................    2,610                 213
                  American International Group, Inc. .........................................   24,395               2,404
                  Aon Corp. ..................................................................    2,650                  91
                  Chubb Corp. ................................................................    1,800                 156
                  CIGNA Corp. ................................................................    1,600                 212
                  Cincinnati Financial Corp. .................................................    1,600                  63
                  Conseco, Inc. ..............................................................    3,141                  41

                                                        ---------------------
                                                                   14

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  INSURANCE (CONTINUED)
                  Hartford Financial Services Group, Inc. ....................................    2,400             $   169
                  Jefferson-Pilot Corp. ......................................................    1,000                  75
                  Lincoln National Corp. .....................................................    2,000                  95
                  Loew's Corp. ...............................................................    1,000                 104
                  Marsh & McLennan Cos., Inc. ................................................    2,800                 328
                  MBIA, Inc. .................................................................    1,100                  82
                  Metlife, Inc. ..............................................................    7,967                 279
                  MGIC Investment Corp. ......................................................    1,200                  81
                  Progressive Corp. ..........................................................      700                  73
                  SAFECO Corp. ...............................................................    1,300                  43
                  St. Paul Cos., Inc. ........................................................    2,238                 122
                  Torchmark Corp. ............................................................    1,300                  50
                  UnumProvident Corp. ........................................................    2,476                  67
                                                                                                                    -------
                                                                                                                      5,345
                                                                                                                    -------
                  MEDIA--2.7%
                  Clear Channel Communications, Inc.+ ........................................    6,176                 299
                  Comcast Corp., Special Class A+ ............................................    9,500                 397
                  Dow Jones & Co., Inc. ......................................................      900                  51
                  Gannett Co., Inc. ..........................................................    2,800                 177
                  Knight-Ridder, Inc. ........................................................      800                  45
                  McGraw-Hill Cos., Inc. .....................................................    2,000                 117
                  Meredith Corp. .............................................................      500                  16
                  New York Times Co., Class A ................................................    1,600                  64
                  R.R. Donnelley & Sons Co. ..................................................    1,200                  32
                  Time Warner, Inc. ..........................................................   13,900                 726
                  Tribune Co. ................................................................    3,300                 139
                  Viacom, Inc., Class B+ .....................................................   15,781                 738
                  The Walt Disney Co. ........................................................   21,600                 625
                                                                                                                    -------
                                                                                                                      3,426
                                                                                                                    -------
                  MISCELLANEOUS--0.5%
                  Agilent Technologies, Inc.+ ................................................    4,637                 254
                  Palm, Inc.+ ................................................................    5,991                 170
                  Sabre Holdings Corp.+ ......................................................    1,383                  60
                  XCEL Energy, Inc. ..........................................................    3,605                 105
                                                                                                                    -------
                                                                                                                        589
                                                                                                                    -------
                  MISCELLANEOUS FINANCE--6.8%
                  American Express Co. .......................................................   13,900                 764
                  Bear Stearns Cos., Inc. ....................................................    1,112                  56
                  Capital One Financial Corp. ................................................    2,100                 138
                  Charles Schwab Corp. .......................................................   14,242                 404

                                                        ---------------------
                                                                  15

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  MISCELLANEOUS FINANCE (CONTINUED)
                  Charter One Financial, Inc. ................................................    2,205             $    64
                  CIT Group, Inc., Class A ...................................................    2,600                  52
                  Citigroup, Inc. ............................................................   52,636               2,688
                  Countrywide Credit Industries, Inc. ........................................    1,100                  55
                  Fannie Mae .................................................................   10,500                 911
                  Franklin Resources, Inc. ...................................................    2,500                  95
                  Freddie Mac ................................................................    7,200                 496
                  Household International, Inc. ..............................................    4,919                 271
                  Lehman Brothers Holdings, Inc. .............................................    2,500                 169
                  MBNA Corp. .................................................................    8,862                 327
                  Merrill Lynch & Co., Inc. ..................................................    8,500                 580
                  Moody's Corp. ..............................................................    1,600                  41
                  Morgan Stanley Dean Witter & Co. ...........................................   11,850                 939
                  Stilwell Financial, Inc. ...................................................    2,400                  95
                  T. Rowe Price Group, Inc. ..................................................    1,100                  46
                  USA Education, Inc. ........................................................    1,600                 109
                  Washington Mutual, Inc. ....................................................    5,716                 303
                                                                                                                    -------
                                                                                                                      8,603
                                                                                                                    -------
                  NON-FERROUS METALS--0.4%
                  Alcan Aluminum Ltd. ........................................................    3,400                 116
                  Alcoa, Inc. ................................................................    8,972                 301
                  Engelhard Corp. ............................................................    1,400                  29
                  Freeport-McMoRan Copper & Gold, Inc., Class B+ .............................    1,600                  14
                  Inco Ltd.+ .................................................................    1,900                  32
                  Phelps Dodge Corp. .........................................................      815                  45
                                                                                                                    -------
                                                                                                                        537
                                                                                                                    -------
                  OIL - DOMESTIC--0.7%
                  Amerada Hess Corp. .........................................................    1,000                  73
                  Ashland, Inc. ..............................................................      700                  25
                  Conoco, Inc., Class B ......................................................    6,400                 185
                  Kerr-McGee Corp. ...........................................................      884                  59
                  Phillips Petroleum Co. .....................................................    2,700                 154
                  Sunoco, Inc. ...............................................................    1,000                  34
                  Tosco Corp. ................................................................    1,400                  48
                  Transocean Sedco Forex, Inc. ...............................................    2,084                  96
                  Unocal Corp. ...............................................................    2,500                  97
                  USX-Marathon Group, Inc. ...................................................    3,200                  89
                                                                                                                    -------
                                                                                                                        860
                                                                                                                    -------

                                                        ---------------------
                                                                  16

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  OIL - INTERNATIONAL--4.3%
                  Chevron Corp. ..............................................................    6,800             $   574
                  Exxon Mobil Corp. ..........................................................   36,325               3,158
                  Royal Dutch Petroleum Co. - Sponsored ADR ..................................   22,400               1,357
                  Texaco, Inc. ...............................................................    5,815                 361
                                                                                                                    -------
                                                                                                                      5,450
                                                                                                                    -------
                  OPTICAL & PHOTO--0.1%
                  Eastman Kodak Co. ..........................................................    3,200                 126
                                                                                                                    -------
                  PAPER & FOREST PRODUCTS--0.8%
                  Boise Cascade Corp. ........................................................      500                  17
                  Georgia-Pacific Group ......................................................    2,155                  67
                  International Paper Co. ....................................................    5,498                 224
                  Kimberly-Clark Corp. .......................................................    5,600                 396
                  Louisiana-Pacific Corp. ....................................................      700                   7
                  Mead Corp. .................................................................    1,000                  31
                  Potlatch Corp. .............................................................      200                   7
                  Temple Inland, Inc. ........................................................      600                  32
                  Westvaco Corp. .............................................................    1,000                  29
                  Weyerhaeuser Co. ...........................................................    2,400                 122
                  Willamette Industries, Inc. ................................................    1,000                  47
                                                                                                                    -------
                                                                                                                        979
                                                                                                                    -------
                  PRODUCER GOODS & MANUFACTURING--6.3%
                  Applied Micro Circuits Corp.+ ..............................................    2,620                 197
                  Avery Dennison Corp. .......................................................    1,100                  60
                  Briggs & Stratton Corp. ....................................................      200                   9
                  Caterpillar, Inc. ..........................................................    3,600                 170
                  Cooper Industries, Inc. ....................................................      900                  41
                  Corning, Inc. ..............................................................    9,700                 512
                  Deere & Co. ................................................................    2,500                 115
                  Dover Corp. ................................................................    2,200                  89
                  Emerson Electric Co. .......................................................    4,500                 355
                  FMC Corp.+ .................................................................      300                  22
                  General Electric Co. (b) ...................................................  103,600               4,966
                  Honeywell International, Inc. ..............................................    8,337                 394
                  Illinois Tool Works, Inc. ..................................................    3,200                 191
                  Ingersoll-Rand Co. .........................................................    1,700                  71
                  Johnson Controls, Inc. .....................................................      800                  42
                  Millipore Corp. ............................................................      400                  25


                                                        ---------------------
                                                                  17


                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  PRODUCER GOODS & MANUFACTURING (CONTINUED)
                  Minnesota Mining & Manufacturing Co. .......................................    4,200             $   506
                  Pall Corp. .................................................................    1,200                  26
                  Parker-Hannifin Corp. ......................................................    1,050                  46
                  Snap-On, Inc. ..............................................................      600                  17
                  The Timken Co. .............................................................      600                   9
                  W.W. Grainger, Inc. ........................................................      900                  33
                                                                                                                    -------
                                                                                                                      7,896
                                                                                                                    -------
                  RAILROAD & SHIPPING--0.3%
                  Burlington Northern Santa Fe Corp. .........................................    4,700                 133
                  CSX Corp. ..................................................................    2,200                  57
                  Norfolk Southern Corp. .....................................................    3,700                  49
                  Union Pacific Corp. ........................................................    2,600                 132
                                                                                                                    -------
                                                                                                                        371
                                                                                                                    -------
                  RETAIL--5.7%
                  Albertson's, Inc. ..........................................................    4,475                 119
                  AutoZone, Inc.+ ............................................................    1,500                  43
                  Bed, Bath & Beyond, Inc.+ ..................................................    3,000                  67
                  Best Buy Co., Inc.+ ........................................................    2,200                  65
                  Circuit City Stores-Circuit City Group .....................................    2,000                  23
                  Consolidated Stores Corp.+ .................................................    1,000                  11
                  Costco Wholesale Corp.+ ....................................................    4,600                 184
                  CVS Corp. ..................................................................    4,000                 240
                  Dillards, Inc., Class A ....................................................      800                   9
                  Dollar General Corp. .......................................................    3,163                  60
                  Federated Department Stores, Inc.+ .........................................    2,000                  70
                  Gap, Inc. ..................................................................    8,762                 223
                  Home Depot, Inc. ...........................................................   24,200               1,106
                  J.C. Penney Co., Inc. ......................................................    2,500                  27
                  Kmart Corp.+ ...............................................................    5,000                  27
                  Kohl's Corp.+ ..............................................................    3,700                 226
                  Kroger Co.+ ................................................................    8,500                 230
                  Limited, Inc. ..............................................................    4,500                  77
                  Longs Drug Stores, Inc. ....................................................      400                  10
                  Lowe's Cos., Inc. ..........................................................    3,900                 174
                  May Department Stores Co. ..................................................    3,250                 106
                  Nordstrom, Inc. ............................................................    1,300                  24
                  Office Depot, Inc.+ ........................................................    3,400                  24
                  RadioShack Corp. ...........................................................    1,900                  81
                  Safeway, Inc.+ .............................................................    5,200                 325
                  Sears, Roebuck & Co. .......................................................    3,800                 132
                  Staples, Inc.+ .............................................................    4,800                  57


                                                        ---------------------
                                                                 18

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
---------------------------------------------------------------------------------------------------------------------------
                  RETAIL (CONTINUED)
                  Target Corp. ...............................................................    9,400             $   303
                  Tiffany & Co., Inc .........................................................    1,400                  44
                  TJX Cos., Inc. .............................................................    3,000                  83
                  Toys `R' Us, Inc.+ .........................................................    2,500                  42
                  Wal-Mart Stores, Inc. ......................................................   46,600               2,476
                  Walgreen Co. ...............................................................   10,500                 439
                  Winn-Dixie Stores, Inc. ....................................................    1,500                  29
                                                                                                                    -------
                                                                                                                      7,156
                                                                                                                    -------
                  STEEL--0.1%
                  Allegheny Technologies, Inc. ...............................................    1,050                  17
                  Nucor Corp. ................................................................      800                  32
                  USX-U.S. Steel Group, Inc. .................................................      900                  16
                  Worthington Industries, Inc. ...............................................      900                   7
                                                                                                                    -------
                                                                                                                         72
                                                                                                                    -------
                  TELEPHONE--5.2%
                  Alltel Corp. ...............................................................    3,400                 212
                  AT&T Corp. .................................................................   38,900                 673
                  Avaya, Inc.+ ...............................................................    2,832                  29
                  BellSouth Corp. ............................................................   19,600                 802
                  CenturyTel, Inc. ...........................................................    1,300                  46
                  Global Crossing Ltd.+ ......................................................    9,085                 130
                  Qwest Communications International, Inc.+ ..................................   17,416                 714
                  SBC Communications, Inc. ...................................................   35,410               1,691
                  Sprint Corp. (FON Group) ...................................................    9,100                 185
                  Sprint Corp. (PCS Group)+ ..................................................    9,600                 196
                  Verizon Communications, Inc.+ ..............................................   28,350               1,421
                  Worldcom, Inc.+ ............................................................   29,745                 418
                                                                                                                    -------
                                                                                                                      6,517
                                                                                                                    -------
                  TOBACCO--0.9%
                  Philip Morris Cos., Inc. ...................................................   23,500               1,034
                  UST, Inc. ..................................................................    1,600                  45
                                                                                                                    -------
                                                                                                                      1,079
                                                                                                                    -------
                  TRAVEL & RECREATION--0.3%
                  Brunswick Corp. ............................................................      800                  13
                  Carnival Corp. .............................................................    6,000                 185
                  Harrah's Entertainment, Inc.+ ..............................................    1,300                  34
                  Hilton Hotels Corp. ........................................................    3,900                  41

                                                        ---------------------
                                                                  19


                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER           VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES        (000S)
                  ---------------------------------------------------------------------------------------------------------
                  TRAVEL & RECREATION (CONTINUED)
                  Marriott International, Inc., Class A ......................................    2,400             $   101
                  Starwood Hotels & Resorts Worldwide, Inc. ..................................    2,000                  71
                                                                                                                    -------
                                                                                                                        445
                                                                                                                    -------
                  TRUCKING & FREIGHT--0.0%
                  PACCAR, Inc. ...............................................................      800                  39
                  Ryder Systems, Inc. ........................................................      700                  12
                                                                                                                    -------
                                                                                                                         51
                                                                                                                    -------
                  UTILITIES - ELECTRIC & GAS--3.8%
                  AES Corp.+ .................................................................    4,700                 260
                  Allegheny Energy, Inc. .....................................................    1,151                  55
                  Ameren Corp. ...............................................................    1,400                  65
                  American Electric Power Co., Inc. ..........................................    3,360                 156
                  Calpine Corp.+ .............................................................    2,900                 131
                  Cinergy Corp. ..............................................................    1,500                  53
                  CMS Energy Corp. ...........................................................    1,200                  38
                  Coastal Corp. ..............................................................    2,300                 203
                  Consolidated Edison, Inc. ..................................................    2,100                  81
                  Constellation Energy Group, Inc. ...........................................    1,500                  68
                  Dominion Resources, Inc. ...................................................    2,480                 166
                  DTE Energy Co. .............................................................    1,400                  55
                  Duke Energy Corp. ..........................................................    3,917                 334
                  Dynegy, Inc., Class A ......................................................    3,300                 185
                  Edison International .......................................................    3,400                  53
                  El Paso Energy Corp. .......................................................    2,400                 172
                  Enron Corp. ................................................................    7,700                 640
                  Entergy Corp. ..............................................................    2,600                 110
                  Exelon Corp. ...............................................................    3,375                 237
                  FirstEnergy Corp. ..........................................................    2,200                  69
                  FPL Group, Inc. ............................................................    1,900                 136
                  GPU, Inc. ..................................................................    1,200                  44
                  KeySpan Corp. ..............................................................    1,400                  59
                  Kinder Morgan, Inc. ........................................................    1,190                  62
                  Niagara Mohawk Holdings, Inc.+ .............................................    1,900                  32
                  NICOR, Inc. ................................................................      400                  17
                  NiSource, Inc. .............................................................    2,046                  63
                  ONEOK, Inc. ................................................................      200                  10
                  Peoples Energy Corp. .......................................................      300                  13
                  PG&E Corp. .................................................................    3,900                  78


                                                        ---------------------
                                                                  20

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000

                                                                                                  NUMBER            VALUE
                  COMMON STOCK (CONTINUED)                                                       OF SHARES          (000S)
                  ---------------------------------------------------------------------------------------------------------
                  UTILITIES - ELECTRIC & GAS (CONTINUED)
                  Pinnacle West Capital Corp. ................................................      900            $     43
                  PPL Corp. ..................................................................    1,400                  63
                  Progress Energy, Inc. ......................................................    2,902                 143
                  Public Service Enterprise Group, Inc. ......................................    2,100                 102
                  Reliant Energy, Inc. .......................................................    3,050                 132
                  Sempra Energy ..............................................................    2,041                  47
                  Southern Co. ...............................................................    6,800                 226
                  TXU Corp. ..................................................................    3,322                 147
                  Williams Cos., Inc. ........................................................    4,600                 184
                                                                                                                   --------
                                                                                                                      4,732
                                                                                                                   --------
                  TOTAL COMMON STOCK
                     (Cost $99,231)                                                                                 122,675
                                                                                                                   --------
                                                                                                PAR
                  U.S. TREASURY OBLIGATION--0.1%                                               (000S)
                  ---------------------------------------------------------------------------------------------------------
                  U.S. Treasury Bill (a)(b)
                     5.95%, 03/15/01 .........................................................     $140                 138
                                                                                                                   --------
                  TOTAL U.S. TREASURY OBLIGATION
                     (Cost $138)                                                                                        138
                                                                                                                   --------
                                                                                              NUMBER
                  SHORT-TERM INVESTMENT--2.3%                                                 OF SHARES
                  ---------------------------------------------------------------------------------------------------------
                  Provident Institutional TempFund, 4.59%* ...................................2,851,194               2,851
                                                                                                                   --------
                  TOTAL SHORT-TERM INVESTMENT
                     (Cost $2,851) ...........................................................                        2,851
                                                                                                                   --------
                  TOTAL INVESTMENTS--100.1%
                     (Cost $102,220) .........................................................                      125,664
                                                                                                                   --------
                  OTHER ASSETS AND LIABILITIES, NET--(0.1%)
                  Other assets ...............................................................                          526
                  Liabilities ................................................................                         (636)
                                                                                                                   --------
                                                                                                                       (110)
                                                                                                                   --------
                  TOTAL NET ASSETS--100.0% ...................................................                     $125,554
                                                                                                                   ========

                  NOTES TO SCHEDULE OF INVESTMENTS

                  +  Non-income producing security.
                  *  Interest rate represents the yield on report date.
                  ADR--American Depositary Receipt.
                  (a)Yields shown are effective yields at the time of purchase.

                  (b)These securities, or a portion thereof, are being used to collateralize open futures contracts.

See accompanying Notes to Financial Statements.

                                                        ---------------------
                                                                  21

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS, EXCEPT FOR NET ASSET VALUE PER SHARE)
DECEMBER 31, 2000

ASSETS:
   Investments, at value (Including $348 of securities on loan; Cost: $102,220) ..............................    $125,664
   Cash held as collateral for securities on loan (see Note 6) ...............................................         360
   Receivables:
      Fund shares sold .......................................................................................          48
      Dividends ..............................................................................................         103
      Interest ...............................................................................................          14
   Prepaid expenses ..........................................................................................           1
                                                                                                                  --------
       Total assets ..........................................................................................     126,190
                                                                                                                  --------
LIABILITIES:
   Collateral held for securities on loan (see Note 6) .......................................................         360
   Payables:
      Investments purchased ..................................................................................         196
      Variation margin .......................................................................................          32
      Investment advisory and administration fees ............................................................           3
   Accrued expenses ..........................................................................................          45
                                                                                                                  --------
       Total liabilities .....................................................................................         636
                                                                                                                  --------
   Net assets applicable to outstanding shares ...............................................................    $125,554
                                                                                                                  ========
   NET ASSETS consist of
      Paid-in capital ........................................................................................    $102,510
      Undistributed net investment income ....................................................................       1,259
      Accumulated net realized loss on investments sold, foreign currency
           transactions and futures contracts ................................................................      (1,567)
      Net unrealized appreciation on investments, foreign currency
           translation and futures contracts .................................................................      23,352
                                                                                                                  --------
                                                                                                                  $125,554
                                                                                                                  ========
   PRICING OF SHARES
      Outstanding shares, $0.00001 par value (unlimited shares authorized) ...................................       6,602
   NET ASSET VALUE, offering and redemption price per share ..................................................      $19.02

                                                        ---------------------

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $7) .........................................................    $    1,419
   Interest ................................................................................................           212
                                                                                                                ----------
     Total investment income ...............................................................................         1,631
                                                                                                                ----------
EXPENSES:
   Investment advisory and administration fees .............................................................           255
   Custodian fees ..........................................................................................            36
   Portfolio accounting fees ...............................................................................            17
   Professional fees .......................................................................................            24
   Registration fees .......................................................................................             2
   Shareholder reports .....................................................................................            17
   Trustees' fees ..........................................................................................            15
   Interest expense ........................................................................................             1
   Proxy fees ..............................................................................................            13
   Other expenses ..........................................................................................            20
                                                                                                                ----------
                                                                                                                       400
Less: expenses reduced (see Note 4) ........................................................................           (29)
                                                                                                                ----------
     Net expenses incurred by fund .........................................................................           371
                                                                                                                ----------
NET INVESTMENT INCOME ......................................................................................         1,260
                                                                                                                ----------
NET REALIZED LOSS ON INVESTMENTS, FOREIGN CURRENCY
     TRANSACTIONS AND FUTURES CONTRACTS:
     Net realized loss on investments sold and foreign currency transactions ...............................          (639)
     Net realized loss on futures contracts ................................................................          (355)
                                                                                                                ----------
       Net realized loss on investments sold, foreign currency transactions and
           futures contracts ...............................................................................          (994)
                                                                                                                ----------
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS,
        FOREIGN CURRENCY TRANSLATION AND FUTURES CONTRACTS:
        Net unrealized depreciation on investments and foreign currency translation ........................       (13,381)
        Net unrealized depreciation on futures contracts ...................................................          (188)
                                                                                                                ----------
           Net unrealized depreciation on investments, foreign currency translation
              and futures contracts ........................................................................       (13,569)
                                                                                                                ----------
Net loss on investments ....................................................................................       (14,563)
                                                                                                                ----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................................................      $(13,303)
                                                                                                                ==========



                                                        ---------------------
                                                                   23

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   2000             1999
                                                                                                ------------     -----------
OPERATIONS:
   Net investment income .....................................................................  $    1,260          $1,241
   Net realized gain (loss) on investments sold, foreign currency
     transactions and futures contracts ......................................................        (994)             55
   Net unrealized appreciation (depreciation) on investments, foreign
     currency translation and futures contracts ..............................................     (13,569)         18,950
                                                                                                  --------        --------
   Increase (decrease) in net assets resulting from operations ...............................     (13,303)         20,246
                                                                                                  --------        --------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income ......................................      (1,241)           (869)
   Distributions to shareholders from net capital gains ......................................        (385)            (89)
                                                                                                  --------        --------
   Total dividends and distributions to shareholders .........................................      (1,626)           (958)
                                                                                                  --------        --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .................................................................      40,799          45,590
   Net asset value of shares issued in reinvestment of dividends .............................       1,626             958
   Less payments for shares redeemed .........................................................     (31,862)        (19,785)
                                                                                                  --------        --------
   Increase in net assets from capital share transactions ....................................      10,563          26,763
                                                                                                  --------        --------
Total increase (decrease) in net assets ......................................................      (4,366)         46,051
NET ASSETS:
   Beginning of period .......................................................................     129,920          83,869
                                                                                                  --------        --------
   End of period (including undistributed net investment income
     of $1,259 and $1,240, respectively) .....................................................    $125,554        $129,920
                                                                                                  ========        ========
NUMBER OF FUND SHARES:
   Sold ......................................................................................       1,969           2,376
   Reinvested ................................................................................          86              46
   Redeemed ..................................................................................      (1,564)         (1,029)
                                                                                                  --------        --------
   Net increase in shares outstanding ........................................................         491           1,393
SHARES OUTSTANDING:
   Beginning of period .......................................................................       6,111           4,718
                                                                                                  --------        --------
   End of period .............................................................................       6,602           6,111
                                                                                                  ========        ========





See accompanying Notes to Financial Statements.

                                                        ---------------------

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED DECEMBER 31,

                                                             2000            1999           1998             1997         1996 3
                                                            -------        -------         ------          --------    ---------
PER-SHARE DATA ($):
Net asset value at beginning of period                        21.26          17.78          13.94            10.53       10.00
                                                            -------        -------         ------          --------    -------
 Income from investment operations:
    Net investment income                                      0.18           0.16           0.13             0.09        0.03
    Net realized and unrealized gain (loss)
      on investments                                          (2.17)          3.47           3.78             3.33        0.50
                                                            -------        -------         ------          --------    -------
    Total income from investment operations                   (1.99)          3.63           3.91             3.42        0.53
 Less distributions:
    Dividends from net investment income                      (0.19)         (0.14)         (0.06)           (0.01)         --
    Distributions from capital gains                          (0.06)         (0.01)         (0.01)              --          --
                                                            -------        -------         ------          --------    -------
    Total distributions                                       (0.25)         (0.15)         (0.07)           (0.01)         --
                                                            -------        -------         ------          --------    -------
 NET ASSET VALUE AT END OF PERIOD                             19.02          21.26          17.78            13.94       10.53
                                                            -------        -------         ------          --------    -------
                                                            -------        -------         ------          --------    -------
Total return (%)                                              (9.34)         20.47          28.06            32.46        5.30 1

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of net operating expenses to average
    net assets                                                 0.284          0.28           0.28             0.29        0.33 2
 Expense reductions reflected in above ratio                   0.02           0.06           0.27             0.64        2.78 2
Ratio of net investment income to average
    net assets                                                 0.99           1.14           1.52             1.56        2.16 2
 Portfolio turnover rate                                         10              7              7                4          --
Net assets, end of period ($ x 1,000,000)                       126            130             84               37           6


1 Not annualized.
2 Annualized.
3 For the period from November 1, 1996 (commencement of operations) to December
  31, 1996.
4 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.

                                                        ---------------------

                                                        ---------------------
SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2000
(ALL DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)

1.  DESCRIPTION OF THE FUND

The Schwab S&P 500 Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no load, open-end management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FOREIGN CURRENCY TRANSLATION--The accounting records of the fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in a foreign currencies are translated into U.S. dollars at the exchange rates on December 31, 2000. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

FUTURES CONTRACTS--The fund may invest in futures contracts. The fund is required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The fund will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the fund's statement of operations at any given time.

As of December 31, 2000, the fund had the following open futures contracts:

          Type of               Number of           Contract                                Unrealized
         Contract               Contracts             Value             Expiration         Depreciation
     ------------------        ----------          ----------           ----------       ----------------
       S&P 500 Index                7                $2,336              03/16/01              $(92)


                             ---------------------

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The eligible securities on deposit with brokers available to cover margin requirements for open futures positions at December 31, 2000 was $138 for the Schwab S&P 500 Portfolio. The fund has segregated short-term investments and other securities for the remaining portion of the contract value.

EXPENSES--Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at December 31, 2000 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at December 31, 2000 for the Schwab S&P 500 Portfolio is a follows:

   Federal         Net Unrealized         Appreciated           Depreciated
  Tax Cost          Appreciation          Securities            Securities
 ----------       ----------------        ----------            ----------
  $102,853             $22,719              $36,363              $(13,644)

At December 31, 2000 the unused capital loss carryforward, for Federal income tax purposes with expiration date was as follows:

                                                            Schwab S&P 500
                      Capital Loss Expirations                 Portfolio
                      ------------------------              ----------------
                              12/31/08                           $665

RECLASSIFICATIONS--Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

As of December 31, 2000, there were no reclassifications.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.20% on the first $500 million of average daily net assets, and 0.17% on such net assets over $500 million. The investment adviser has reduced its fee for the year ended December 31, 2000 (see
Note 4).

OFFICERS AND TRUSTEES--Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. For the year ended December 31, 2000, the fund made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees of $15 related to the trust's unaffiliated trustees.

As of December 31, 2000, the Schwab S&P 500 Portfolio held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $404.

INTERFUND TRANSACTIONS--For the year ended December 31, 2000, the Schwab S&P 500 Portfolio engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees and common officers. These purchases and sales transactions, made at current market value pursuant to Rule 17a-7 under the 1940 Act were $32.

                             ---------------------
                                       27

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2001, the fund's net operating expenses will not exceed 0.28% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses. The actual operating expense ratio for the year ended December 31, 2000 did include non-routine expenses. For the year ended December 31, 2000, the total of such fees and expenses reduced by the investment adviser was $29.

5.  BORROWING AGREEMENTS

The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

6.  SECURITIES LENDING

The Schwab S&P 500 Portfolio loaned securities to certain brokers, dealers and other financial institutions who paid the fund negotiated lenders' fees. The fund received cash collateral, letters of credit or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans were and at all times will be collateralized in an amount equal to at least 100% of the market value of the securities loaned.

                   Market Value of                    Market Value of
                  Securities Loaned                     Collateral
                --------------------                 ----------------
                        $348                               $360

7.  INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. government securities, aggregated $23,489 and $12,473, respectively, for the year ended December 31, 2000.

                             ---------------------
                                       28

                             ---------------------
SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 2000 ANNUAL REPORT
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab S&P 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Portfolio (hereafter referred to as the "fund") at December 31, 2000, the results of its operations for the year then ended, the changes in each of its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2001

                             ---------------------
                                       29

                             ---------------------
SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 2000 ANNUAL REPORT
TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Schwab S&P 500 Portfolio hereby designates 88% of the ordinary income dividends as qualifying for the dividends received deduction for the fiscal year ended December 31, 2000.

                             ---------------------
                                        30

                             ---------------------
                                     NOTES

                             ---------------------
                                     NOTES












                             ---------------------